Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
301027555	014fb31e-9f59-4626-bfc7-7acc780a4fbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027555	3d207a60-87c2-487d-9958-c0adcef9b237	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  TILA 130(b) - within 60 days of discovery.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
01/29/2019: Dispute and Itemization of Settlement Charges
01/29/2019: Audit reviewed the Lender Rebuttal, and has determined that the Itemization of Settlement Charges was located on page 451 to verify "Paid by Lender" (PBL) fees. Loan is not under disclosed, condition rescinded.

301027555	ce39f3b2-e020-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD showed fees paid with a lump sum lender credit as paid by the borrower and did not itemize these fees as lender paid.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070172	2497dfdb-ba28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070172	19911921-bb28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The HOA Transfer Fee and Natural Hazard Disclosure/Report in section H of the final Closing Disclosure is missing the name of the service providers.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070172	a10830b1-bb28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/05/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300759955	0e612872-2943-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300759928	d8b0a20e-ac4d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective on or prior to the Note date was not provided.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  50.10 months reserves

300761690	1966449b-5758-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Transaction requires closure of an open HELOC. Provide evidence of closure for 2nd lien via Executed Authorization letter or Subordination Agreement. File contains no Lender Authorization letter to Payoff & close HELOC.
05/21/2018: Please see the attached from the bank confirming that the HELOC has been closed.
05/21/2018: Audit reviewed evidence (via HELOC lien holder e-mail) of HELOC paid off and account closure, and has determined that said document is deemed acceptable as sufficient to verify account paid and closed. Condition cleared.

Reserves are higher than guideline minimum DU required zero months reserves, loan qualified with 2.2 months reserves Years on Job Borrower has 20 years on the job per VVOE No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300761690	6fda9b35-0eee-4b4e-8ff7-70ac7a829cad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed Qualified Mortgage threshold, actual fees are $XXXXX.XX; threshold is $XXXXX.XX, a $XXXX.XX variance.	05/25/2018: Please see attached job aid. Thank you
05/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum DU required zero months reserves, loan qualified with 2.2 months reserves Years on Job Borrower has 20 years on the job per VVOE No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300761690	a66a87fa-b757-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum DU required zero months reserves, loan qualified with 2.2 months reserves Years on Job Borrower has 20 years on the job per VVOE No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300771698	2ee5033e-0a70-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close $XXX,XXX vs. final CD Estimated Cash to Close $XXX,XXX. Provide correct CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300788691	9f0522bd-df6b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
Disposable Income is higher than guideline minimum loan qualified with $X,XXXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59% Years in Primary Residence Borrower has resided in subject for 5 years

300788691	88100cd6-5a1a-4d64-9ed1-1a121ccf8cfb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/23/2018: As the par rate of 5.956% is within 2% of the APOR of 4.59% (based on the lock date of XX/XX/XXXX), 1% of the discounts points ($X,XXX.XX) are considered bona fide and can be excluded from the QM points & fees calculation.07/10/2018: Please see attached job aid 07/06/2018: Please see attached job aid

07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/23/2018: Loan was escalated to Compliance,currently under review with counsel.07/11/2018: Escalated to Compliance for further review and confirmation of Bona Fide Points and Fees. 07/10/2018: e-mailed XXXX to review 07/06/2018: Audit reviewed evidence for Bona Fide Point & Fees, and has determined that $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold by -$X,XXX.XX. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points. Condition remains.

Disposable Income is higher than guideline minimum loan qualified with $X,XXXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59% Years in Primary Residence Borrower has resided in subject for 5 years

300788691	02a38a95-5e6b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX.XX($XX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated XX/XX/XXXX reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/25/2018: Audit reviewed and agrees with lender that total of 10% tolerance fees which included the title fees and recording fees did not increase over 10% from the initial LE. Condition rescinded.
Disposable Income is higher than guideline minimum loan qualified with $X,XXXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59% Years in Primary Residence Borrower has resided in subject for 5 years

300788691	becdece2-566b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum loan qualified with $X,XXXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59% Years in Primary Residence Borrower has resided in subject for 5 years

300806002	a46859e9-746e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months  File is missing verification of prior employment to complete a 2 year history.
07/10/2018: Attached please find the previous employment for co borr. She qualifies at XX.XX% without the borrowers income. Please clear this condition.
07/10/2018: Audit re-analyzed the loan file, and has determined that a "work history" document was located on pages 195 and 196 that reflects the previous employment information. Two years Employment History was verified to fulfill QM requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	b0d9f196-7c6e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	File is missing copy of signed tax returns for both borrowers, copy in file is not signed.	07/10/2018: Please rescind this condition, co-borr is a W-2 employee and tax returns would not be necessary and there are also tax transcripts that were sent with the original file.
07/10/2018: Audit concurs with the Lender Rebuttal, and has determined that loans meet DU requirements for income documentation. Two years of Tax Transcripts were provided for both borrowers to fulfill QM requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	70f4d683-646e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/20/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	6b832110-7c6e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property # 1 on the final loan application.
07/10/2018: Please rescind this as the receipt for the amount and documentation of the management company was in the original file under Letters of explanation and credit supporting documents. I have attached them.
07/10/2018: Audit re-analyzed the loan file, and has determined that confirmation of HOA documents for REO #1 on 1003 were located on pages 88 and 114. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	6a40ba84-5e6e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
07/10/2018: Audit consulted with Compliance, and has determined that there is no issue for the LE predating the 1003. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	04ee415e-e256-4338-85cb-78bdcad46cca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Settlement fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for settlement.  All Title-Settlement fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	e10cfa72-716e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Compliance fee reflected in Section H of the final Closing Disclosure does not list a payee. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806002	ef188cbb-666e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.71% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300806258	00ce1a12-1122-4ba7-ad11-8d2c18b1e732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
															8/2/2018: A COC was submitted and approved on XX/XX/XXXX for a loan amount change. Base loan amount decreased, changing the lender credit by $XX.XX. Please rescind the condition	08/03/2018: Audit reviewed Lender's rebuttal and agrees. Chang in circumstance located on page 633. Condition rescinded.
300824255	b0093dab-2e9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.504%.  Due to the miscalculation of rental income, the actual DTI is 43.56%. Lender used the recent lease agreement for rental property #B located on XXXX Schedule E part I, which was not supported with XXXX Schedule E part I.
															08/23/2018: Please rescind this condition; The income calculation from the Sch E is attached	08/28/2018: Lender provided the rental income calculator that reflects a 24 months average rental income. Using the 24 month average monthly audit income DTI is within tolerance. Exception cleared.
No Mortgage Lates UW guidelines require 0x30 laste in the most recnt 24 months reviewed. loan qualifies with 99 months 0x30 late reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 0 months reserves , loan qualifies with 31 months reserves,  Years on Job Borrower has 13 years on the job Years Self Employed CoBorrower self employed 6 years.

300906711	72c5d14a-2dd9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		10/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 7.5 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36% Years in Field Borrower has 22 years in Field

301040024	79a66ee2-b320-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History
AUS requires satisfactory housing payment history for 12 months with no payments 60 days or more past due for the departing residence.  Payment history not provided on credit report.  VOM required to verify.
01/29/2019: Please rescind this condition per the attached county records and HOI that shows XXX XXXXX XXXXX had no liens that were uploaded with the original file.
01/29/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence was provided to verify no liens/Mortgages were attached to the departing residence. An Open Lien report located on page 215. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.22% Years Self Employed Borrower has 10 years Self Employed

301040024	f9969fe5-2d20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes
Evidence of property taxes for subject property not provided.  Monthly tax amount of $X,XXX.XX is not supported by documentation in the loan file.  Provide third party evidence of tax calculation.  Additional conditions may apply.
															01/29/2019: Please rescind this condition based on the attached information from the title company that was sent with the original file.	01/29/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence to verify property taxes was located on page 1,362 of the original loan file. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.22% Years Self Employed Borrower has 10 years Self Employed

301040024	db945a1e-a020-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing YTD XXXX P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	01/29/2019: Please rescind this per the CPA letter stating there will no longer be a schedule C income and that was uploaded with the original file.
01/29/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence was provided to verify Schedule C income will no longer be received as of the beginning of XXXX. CPA letter was located on page 626 of the original loan file. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.22% Years Self Employed Borrower has 10 years Self Employed

301040024	5af72fe5-9f20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing current XXXX Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	01/29/2019: Please rescind this per the CPA letter stating there will no longer be a schedule C income and that was uploaded with the original file.
01/29/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence was provided to verify Schedule C income will no longer be received as of the beginning of XXXX. CPA letter was located on page 626 of the original loan file. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.22% Years Self Employed Borrower has 10 years Self Employed

300867354	153a29c0-73a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for XXXX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
															09/04/2018: Please rescind. VOB was sent already and meets guidelines for HB	09/04/2018: Audit re-analyzed the loan file, and has determined that evidence of business license via Secretary of State was located on page 415. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.31% Years in Field Borrower has 17 years in Field   Years in Primary Residence Borrower has resided in subject for 7 years

300867354	2548197e-59a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	09/04/2018: Please see document and clear.	09/04/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.31% Years in Field Borrower has 17 years in Field   Years in Primary Residence Borrower has resided in subject for 7 years

300867354	38ad9631-5ba1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet for XXXX P&L Statement for 1120S Business on the XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/04/2018: Please see document and clear.
09/04/2018:  Audit reviewed XXXX YTD P&L and Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.31% Years in Field Borrower has 17 years in Field   Years in Primary Residence Borrower has resided in subject for 7 years

300867354	8c6067da-59a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for 1120S Business on the XXXX  tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
09/04/2018: Please see document and clear.
09/04/2018:  Audit reviewed XXXX YTD P&L and Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.31% Years in Field Borrower has 17 years in Field   Years in Primary Residence Borrower has resided in subject for 7 years

300867354	220de366-5ba1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report cert in the file.  The Credit Report Fee Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-Material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.31% Years in Field Borrower has 17 years in Field   Years in Primary Residence Borrower has resided in subject for 7 years

300867350	5acfdfec-f6a2-4ec3-add3-1babe0a37ad6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
09/13/2018: Please see attachment
09/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years in Field Borrower has 11 years in Field

300867350	da0be003-205e-4f1b-b4e6-6462f13787f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure reflects charge for Title-Mobile Notary Fee (travel) in Section B. The borrower selected their own service provider. The fee should be reflected in section C.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years in Field Borrower has 11 years in Field

300867350	84e83ea3-02b2-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years in Field Borrower has 11 years in Field

300866866	aaf843e5-b8a7-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		08/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 0 months reserves , loan qualifies with 8.80 months reserves

300865644	38e22f6d-ac23-40cd-8eae-10e159a9ec54	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX,XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/17/2018: Please see attached job aide. Please clear the condition
10/18/2018:  Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable.  Loan passes Points and Fees test. Condition cleared.

300870692	9e227bf7-23b1-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.	09/12/2018: Please see attached seller's final cd. Please clear the condition.09/10/2018: Please see attached final CD which was included in the original credit upload. Please rescind the condition.
09/12/2018: Audit reviewed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/10/2018: Audit reviewed executed Final CD, and has determined that documentation was provided within the loan file. However, seller side is missing, and no Seller CD provided within the loan file. Provide Seller CD, condition remains.

300925235	e43b9e4c-4ee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing XXXX personal tax extension form.	11/09/2018: Please rescind. The borrower only has W2 wages and no self employment or rental income or any reason to get 1040s. XXXXXXXXXX loans do not require tax transcripts in these cases.
11/09/2018: Audit re-analyzed the loan file, and has determined that all income documentation required by DU was provided. Appendix Q requirements have been fulfilled via VOI with XXXX to YTD XXXX income summary information. Condition rescinded.
DTI is lower than guideline maximum DTI 19.5%; guidelines max 43% FICO is higher than guideline minimum FICO 700; guideline min 680 Years on Job 19 years on job
300925235	521a9b23-26cb-46ee-bfd1-c01d5a2d4a89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/13/2018: See attached price sheet with lock confirmation and QM results. The price adjusters and broker paid comp were both listed on the lock confirmations.11/12/2018: See attached price sheet with lock confirmation and QM results. The price adjusters and broker paid comp were both listed on the lock confirmations.

11/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.11/12/2018: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
DTI is lower than guideline maximum DTI 19.5%; guidelines max 43% FICO is higher than guideline minimum FICO 700; guideline min 680 Years on Job 19 years on job
300925235	63c5c5f7-40e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.7.		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum DTI 19.5%; guidelines max 43% FICO is higher than guideline minimum FICO 700; guideline min 680 Years on Job 19 years on job
301014070	b2cbb0a6-e6f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.4
12/26/2018: Lender provided an Appraisal Desk Review that supports value on Appraisal in file. Condition cleared. 12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a -19.5% variance. Variance not within acceptable tolerance. Review appraisal required.  Condition remains.

300890327	acf5e678-6499-4ea9-9d95-8163d994158a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/22/2018: We will refund - see revised CD. check, lox tracking Please clear the condition
10/22/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300890327	7e5392c5-46d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/22/2018: Appraisal review	10/22/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300913643	9d232923-c7cb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for S Corporation Business on XXXX Schedule E Part II.	10/11/2018: Please see documents and clear.	10/12/2018: Received 2 years’ K-1s for both borrowers. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 208.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300912409	b634d611-ea2a-4bbe-865c-0b522290a845	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
10/30/2018: Please see attached Job Aid
10/30/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300912409	97fda70f-09d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. Collateral Underwriter Risk Score is 2.7.		10/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared..
300914965	fa68a91e-26da-4604-98fa-11384262dab1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/05/2018: Please see attached Job Aid11/01/2018: Please see all attachments
11/05/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.11/01/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation does NOT verify fees as Bona Fide. The points are NOT bona fide, 0.144% reduction per point < 0.15% reduction per point and the borrower must benefit from a .15% rate reduction per 1 point change.  Condition remains.

300994367	4037b6e5-b1eb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure.  The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300994367	d446bcb4-e1e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 2.6		11/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300935733	2a9beac4-c1f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Business Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  All schedules were not provided for the  business returns not provided for business reporting on line A. B and C of the Sch E for XXXX E.
12/14/2018: Please clear this condition; The full business returns are attached.
12/14/2018: Audit reviewed complete Business Returns for A,B and C listed on XXXX Schedule E, and has determined that documentation submitted was executed and dated PRIOR to consummation. Documentation submitted is deemed acceptable. Condition cleared.

No Mortgage Lates UW guidelines requires 0x30 wihtin the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 99 months.  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 778 Reserves are higher than guideline minimum UW guidelines require 21 months  reserves, loan qualifies with 24 months reserves.

300935733	daaa4564-c2f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business A,B,C, etc. on XXXX Schedule E Part II for XXXX and XXXX. If 25% or greater ownership, additional conditions will apply.	12/14/2018: Please clear this condition. The K1's are attached to business returns attached to other condition.	12/14/2018: Audit reviewed XXXX/XXXX K-1's for Business A, B and C on XXXX Schedule E, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW guidelines requires 0x30 wihtin the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 99 months.  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 778 Reserves are higher than guideline minimum UW guidelines require 21 months  reserves, loan qualifies with 24 months reserves.

300935733	9951edc1-dcd9-429f-97bb-e0d2f92c1068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit reflected in section H of the final Closing Disclosure should be reflected in section B, in the lender paid column.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
No Mortgage Lates UW guidelines requires 0x30 wihtin the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 99 months.  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 778 Reserves are higher than guideline minimum UW guidelines require 21 months  reserves, loan qualifies with 24 months reserves.

301035773	9b973532-c215-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Missing current paystub for borrower dated no earlier than 30 days prior to the initial loan application as required by AUS.	01/15/2019: Please rescind this condition we have a variance to accept paystubs as long as they are not expired as of the note date. Sent email to XXXX with XXXX.	01/15/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.20  months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Years on Job Borrower has 6.42 years on the job

301035773	e2011b99-b115-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The lender appraisal credit disclosed in Section L of the Closing Disclosure should be reflected in Section B of the Borrower’s final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.20  months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Years on Job Borrower has 6.42 years on the job

301035773	b92e6388-b115-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file Cu risk score 4.2		01/15/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.20  months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Years on Job Borrower has 6.42 years on the job

300929131	7d0186ad-d2ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
Loan file is missing documentation to tie in the mortgage lien listed on Final 1003 for property # 4. The CD in file for the purchase of  property # 4 does not support the same mortgage amount/terms. Provide documentation for property # 2 that ties in the mortgage/payment to that property to confirm cash flow.    Additional Conditions may apply.
11/23/2018: Please rescind this condition. The CD is irrelevant. The most recent mortgage statement correlates to the credit report and reflects the taxes and insurance amount being escrowed.
11/27/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Mortgage statement for property #4 reflects escrow for taxes and insurance and PITI matches credit report.  Statement is current and CD is > 1 year old.  This documentation is acceptable for property #4.  Regarding property #2, P&I from credit report, taxes & insurance from XXXX Schedule E.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years on Job Borrower has 4 years on job

300929131	c9ed2df8-db0e-4380-aa1a-14c70691c015	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

11/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years on Job Borrower has 4 years on job

300929131	16bcb801-4e19-4831-8467-b74386f98d5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.   The Lender Appraisal Credit should be listed in section B in the lender paid column of the CD.  Provide corrected CD and letter of explanation to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years on Job Borrower has 4 years on job

300929131	2dd34e7f-34ec-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 3.9		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Years on Job Borrower has 4 years on job

300932314	32505f37-7de6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43%.  Due to the miscalculation of debts, the actual DTI is 45.10%. The lender excluded the authorized user accounts on the borrower's credit report. Based on the HB overlay all debts the borrower is obligated on are required to be included in the DTI. XXXX also requires the authorized user trade line if the borrowers XXXXXX is not in the mortgage transaction.
															11/15/2018: Please rescind this condition the Borrower is not obligated on the authorized user accounts. And the Borrower is XXXXXXXX.	11/15/2018: Audit reviewed the Lender Rebuttal, and has determined that Authorized User account are to be excluded from DTI. DTI is 42.88%. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require  0 months reserves, loan qualified with 26.7  months reserves Full Documentation Full documentation loan  Years Self Employed Borrower has 30 years Self Employed

300932314	20efca10-7ee6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from co-borrower's former residence from XXXXXXX XXXXXX evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.
11/15/2018: Please rescind this condition; The documentation to show the debt was paid notice date X/XX/XXXX prior to application date of XX/X/XXXX. and transferred deed provided at initial upload to show transferred to XX XXXX per XXXXXXX XXXXXX.

11/15/2018: Audit re-analyzed the loan file, and has determined that evidence of former residence being paid was located on page 174 via Mortgage Payoff Notice. Quit Claim Deed for said property was located on page 168 and LOE for funds from XXXXXXX located on page 222. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require  0 months reserves, loan qualified with 26.7  months reserves Full Documentation Full documentation loan  Years Self Employed Borrower has 30 years Self Employed

301015700	e85677e3-5cc3-4e3c-b16d-dd48c138b42e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
12/11/2018: Please see attachments
12/11/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301015700	bd2299f6-eb0b-4712-8290-71a37692bb08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX.   Provide re-disclosed CD and letter of explanation.
Lender provided corrected post close CD dated XX/XX/XXXX. Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015700	0e49d838-79f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure.  The Lender Appraisal Credit should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301011502	9af0c0d1-71f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301011502	0a63281b-39f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 5.		11/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300994356	5efe0eec-96eb-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301016903	5fd89d1d-e503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301006749	04a98f0e-85fc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	12/13/2018: Attached please find the close out letter for the HELOC.	12/13/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Reserves are higher than guideline minimum UW guidelines require 6 months  reserves, loan qualifies with 40 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 719 No Mortgage Lates UW guidelines requires 0x30 within the most recent 24 months, loan qualifies with 0x30 wihtin the most recent 99 months.

300999000	e49c3d3b-def7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects no second mortgage.  The file verifies a subordinated 2nd mortgage.  Additional conditions may apply.
															12/10/2018: Attached please find the updated AUS with the subordinated 2nd mortgage.	12/10/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.3 months reserves DTI is lower than guideline maximum loan qualified with DTI of 36.62% FICO is higher than guideline minimum  loan qualified with FICO of 726

300999000	86197df7-03f8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.3 months reserves DTI is lower than guideline maximum loan qualified with DTI of 36.62% FICO is higher than guideline minimum  loan qualified with FICO of 726

301034168	ad108605-db0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guidelines require FICO of 680 , loan quallfies with FICO of 753 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months. loan qualifies with 77 months reviewed with 0x30 lates reporting on the credit report  Reserves are higher than guideline minimum UW guidelines require 15 month reserves, loan qualfies with 74 months reserves.

301025406	9c6f09f1-70fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. Additional conditions may apply.
12/24/18 Attached please find the executed close out letter.12/20/2018:  Please rescind this as the payoff states the account will be satisfied after payment in full is received and no future advances will be allowed. That should be sufficient.

12/27/2018:  Received executed closure letter.  Condition cleared.12/20/2018: Audit reviewed the Payoff Statement Quote, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document is only a Payoff Statement, it is not a HELOC closure letter. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.

Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.26% Years in Primary Residence Borrower has resided in subject for 16 years

301025406	7cb29d01-7afe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to the Borrower of $XXX,XXX vs. the final CD reflects Estimated Cash to the borrower of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflects the correct Estimated Cash to Close and LOE. The loan will be rated a B for all agencies
Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.26% Years in Primary Residence Borrower has resided in subject for 16 years

301025406	bcb1cd0d-24af-43be-a532-6700be435ee5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit reflected in section H of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.26% Years in Primary Residence Borrower has resided in subject for 16 years

301025406	f93652b3-39fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 2.7		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.26% Years in Primary Residence Borrower has resided in subject for 16 years

301066147	20bddbcb-967b-4fcc-a1ac-3df085b69e55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301014069	489f0fa9-77b4-4ed3-ad54-ccdee99f0987	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
12/05/2018: Please see attachments
12/05/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301014069	a61fb494-d1f4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301026597	7af973e8-29ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Evidence of the lender's tax calculation for the subject property as the tax worksheet in file does not match the amount used by the lender on the 1008. Additional conditions may apply.	12/20/2018: Please rescind this condition. The tax information document that was sent has the exact same amount as the 1008.
12/20/2018: Audit re-analyzed the Tax Bill on p440, and has determined that said document reflects yearly amount of $X,XXX.XX/XX which equals $XXX.XX a month. This amount matches the final 1008. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.32% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  6.90 months reserves

301026597	192ee6ae-2aff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in section H belongs in section B. Provided corrected CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.32% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  6.90 months reserves

301026597	4be195ea-2aff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close CD reflects the corrected Estimated Cash to close of XXX,XXX and LOE to borrower. The loan will be rated a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.32% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  6.90 months reserves

301123435	408db7d8-3852-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing a CDA report from the file. The CU score is 4.0		04/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301020312	aca01148-51ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	12/19/2018: Attached please find the final settlement on the departing residence.
12/19/2018: Audit reviewed True and Certified Seller Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years on Job Borrower has 10.25 years on job

301020312	ce1ecfc8-b35e-48a7-b77e-6de19d7e2c9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in Section L of the Final Closing Disclosure belongs in section B. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years on Job Borrower has 10.25 years on job

301029177	85429793-4314-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
Evidence property B on Schedule E of XXXX tax returns were sold and are no longer owned by the borrower.  A CPA letter in file states this property was sold and the borrower no longer owns it however further evidence is missing from the loan file.  Additional conditions may apply.
01/15/2019: Please rescind this condition; The property in question is a commercial property so it is not required.
01/15/2019: Audit re-analyzed the loan documents, and has determined that property B on Schedule E is a single member LLC that is treated as a disregarded entity per CPA letter on page 354. No other documentation is required. Condition rescinded.

Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 7 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 749 Years Self Employed Borrower has been self employed 10 years.

301029177	3cabdc44-a913-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned
Final Alt A Settlement Statement / CD from previous departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  The CD in file is not dated, payoffs included or signed by the borrower.  Additional conditions may apply.
															01/15/2019: Please clear this condition; The CD for sale of REO is attached;	01/15/2019: Audit reviewed executed CD from previous residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.
Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 7 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 749 Years Self Employed Borrower has been self employed 10 years.

301029177	8af66ded-4314-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects this was E Signed by the borrower.	01/11/2019: Please see attachment
01/11/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 7 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 749 Years Self Employed Borrower has been self employed 10 years.

301029177	2a40a715-4414-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 7 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 749 Years Self Employed Borrower has been self employed 10 years.

301029177	a0884888-8c13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.7.		01/11/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 7 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 749 Years Self Employed Borrower has been self employed 10 years.

301035231	298a713e-3c09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026000	21652c0e-9604-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $X,XXX vs. the final Closing Disclosure reflects Estimated Cash to Close of $XXX,XXX. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026000	9f9bc0fb-8604-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301035934	cc31634a-a550-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	A complete Second lien Note not provided.	04/01/2019: Please see attachment	04/01/2019: Audit reviewed executed 2nd lien Note and Mortgage, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.48% Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 7.10 months reserves Years Self Employed The borrower self employed 20 years.

301029359	6ca3c9fc-ce0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final CD/Settlement Statement from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	01/07/2019: Please clear this condition based on the attached settlement statement.
01/07/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full dcoumentation

301029359	7416dbb8-960e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 6 years on job Full Documentation The loan is full dcoumentation

301028819	adc2645d-b10a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes calculations for subject property not provided.	01/07/2019: Please clear this condition. The taxes are determined in XXXXXXC by using 1.25% of the sales price or value of the property.	01/07/2019: Audit reviewed tax documentation, and has determine that the use of 1.25% of the purchase price when calculating the property tax is deemed acceptable. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 68 months payment history with no late payments reported

301028819	09ac124e-bb0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Refund to post close cure overages in actual charges not provided within 30 days of identification (DID NOT SHOP Fee)
The post close cure overage for Appraisal Report Fee in the amount of $XX.XX was not provided within the required 30 calendar days of identification.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

01/07/2019: Disagree - there is no tolerance violation. The initial LE disclosed $XXX which is all the borrower was charged at closing on the final CD and PC CD. The broker paid the additional $XXX.XX which was shown as "Paid By Others" on the PC CD. Please rescind the condition
01/07/2019: Audit concurs with the Lender Rebuttal, and has determined that no refund is required for the Appraisal Fee. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 68 months payment history with no late payments reported

301028819	b41a30ec-bb0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B.  Provided corrected CD and LOE to the borrower.     Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  801 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 68 months payment history with no late payments reported

301066620	8bbeb847-7c29-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Business account for business #5 on the final application reflects XXXXX XXXXXXX is paid from the bank account.  A letter of explanation is required to determine if this debt belongs to the borrower. Additional conditions may apply.

02/14/2019: Please rescind this condition. The XXXXX XXXXXXX dedications from the XX XXXXXXXX XXX are not for the borrower himself. The employers pay XXXXX XXXXXXX on behalf of employees. This is further supported by the fact that the bi-monthly payroll expenses line up with the payroll XXXXX XXXXXXX deductions. Since the borrower does not get payroll from this company, there is no reason to believe that these withdrawals are for the borrower. If the borrower was paying XXXXX XXXXXXX for his own dependents, it would be a deduction monthly paid to the court, and not as part of payroll bi-monthly. The borrower indicated on this application that he does not owe XXXXX XXXXXXX. There is no evidence in the file that the borrower has recently XXXXXXXX and his 1040s support 5 dependents that qualify for the child tax credit, which lines up with his 1003.
02/14/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation for XXXXX XXXXXXX is deemed acceptable to clarify said debt reflected on the bank statements. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years Self Employed Borrower has 11 years Self Employed

301066620	3dfd4f69-282a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business #5 on Schedule E Part II, Statement from line 28 of XXXX tax return.  Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															02/08/2019: Please clear this condition. See the 8825 for 3X that shows XXXXX place. See the attached P&L and balance sheet that was sent with the original file for XXXXXX Place.	02/08/2019: Audit re-analyzed the loan file, and has determined that the YTD XXXX Balance Sheet for Business #5 was located on page 757 of the original loan file. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years Self Employed Borrower has 11 years Self Employed

301066620	12a7a031-292a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business #5 on Schedule E Part II, Statement from line 28 of XXXX tax return.  Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															02/08/2019: Please clear this condition. See the 8825 for 3X that shows XXXXX place. See the attached P&L and balance sheet that was sent with the original file for XXXXXX Place.	02/08/2019: Audit re-analyzed the loan file, and has determined that the YTD XXXX Profit & Loss for Business #5 was located on page 755 of the original loan file. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years Self Employed Borrower has 11 years Self Employed

301066620	7f6d6102-8129-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Appraisal fee per lender invoice is $XXXXX and the borrower was charged $XXX.XX.  A $XXX.XX refund is due to the borrower with copy of the refund to the Borrower, corrected CD, proof of receipt and Letter of Explanation to the borrower. The file does not contain copy of the refund check nor proof of receipt.

03/08/2019: Please see attached copy of the check reimbursed to the borrower for $XXX.XX which was charged to the borrower on the final CD. The borrower paid the appraisal fee of XXX.XX before closing per the attached invoice. Also, please see attached revised CD reflecting the appraisal fee of $XXX.XX POC, lox and tracking information. Please clear the condition

03/08/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years Self Employed Borrower has 11 years Self Employed

301066620	dd569770-7d29-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/04/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years Self Employed Borrower has 11 years Self Employed

301029977	8ab59d13-d236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/04/2019: Received executed HELOC closure letter. Condition cleared.
Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 718

301029977	fcb08d23-d236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
03/20/2019: Attached please find the signed tax returns.
03/20/2019: Audit reviewed XXXX/XXXX executed 1040 pages of the Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 718

301029977	0b1d1258-d236-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX business returns not provided for Business #9 on the XXXX tax return Schedule E Part II Statement 1.
03/20/2019: Attached please find the signed tax returns.
03/20/2019: Audit reviewed XXXX executed page of the Business Returns for Business #9, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

Years in Field Borrower has 10 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.95% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 718

301029343	603804fe-6914-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Evidence of the lender's calculation for the taxes on the subject property is missing.	02/06/2019: The taxes were calculated per the tax information attached. Also, please find the escrow analysis to cure the issue.
02/06/2019: Audit reviewed lender's property tax calculations, and has determined that documentation submitted is deemed acceptable. HOWEVER, an addition finding was added for corrected CD due to increase of property taxes from AUS to Lender calculations per county. Condition cleared.

Years Self Employed Borrower has been self employed 20 years.  FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.

301029343	51c2a670-5514-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum
Client Overlay Exception, Client to review. Lender guidelines allow a maximum cash out of $XXX,XXX.XX, per the final CD the borrower received a cash out amount of $XXX,XXX.XX.   The lender did not include all the consumer debts paid off at closing along with the  cash in hand. Payoffs were for other properties not attached to the subject and not included in the total cash out total.
															01/21/2019: Please rescind this condition; This is a XXXXXXXXXX high balance not a jumbo; There isn't a maximum cashout amount.	01/22/2019: Audit acknowledges the client approved overlay guideline exception for cash out amount outside of guidelines. Loan will be rated a B.01/21/2019: Exception is pending review from client.
Years Self Employed Borrower has been self employed 20 years.  FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.

301029343	3b648fcc-5614-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting the 2 HELOC's were frozen and closed was not provided in the file.	01/21/2019: Please rescind this condition. The HELOCS are not attached to the subject property. They are being paid in full and there is no concern of lien position.
01/21/2019: Audit re-analyzed the loan file, and has determined that both HELOCs were NOT attached to the subject property. HELOC's were on REO properties, therefore closure letters are not required. Condition rescinded.

Years Self Employed Borrower has been self employed 20 years.  FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.

301029343	80b02275-5714-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The lender credit in section H of the funding CD should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has been self employed 20 years.  FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.

301029343	f5d52b99-da13-48e5-9edc-b95b28b7a81b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Provide corrected CD with escrow corrections: Projected Payments Section - Document does not match actual calculated values for Estimated Escrow (actual $XXX.XX), CD Document does not match actual calculated values for Estimated Total Monthly Payment (Actual $X,XXX.XX) and Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately (Actual $XXX.XX). Provided PCCD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes.
2/6/19 Please rescind this condition. We sent the escrow analysis and should not have to do a new CD. Please take this to management
02/08/2019: Audit consulted with Management, and has determined that the Annual Escrow Account disclosure statement is deemed acceptable. Condition cleared. 02/07/2019:  Escalated to management.  Condition remains.

Years Self Employed Borrower has been self employed 20 years.  FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 766 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report.

301029967	b538869e-1c14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	The borrow and co-borrower's pay stubs were not dated within 30 days of the initial loan application date. Additional conditions may apply.		01/15/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  23.70 months reserves Years in Field Borrower has 7 years in Field

301029967	709f135e-aa12-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit disclosed in Section H of the final Closing Disclosure should also be reflected in the Paid By Others column in Section B of the final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  23.70 months reserves Years in Field Borrower has 7 years in Field

301029967	1cbc26e1-5fe8-49ea-a72a-029fac025a86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.
The final CD, under the General Information section for the field titled Date Issued, was dated prior to the closing date and disbursement date with a year ending in XXXX where it should have been in XXXX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  23.70 months reserves Years in Field Borrower has 7 years in Field

301029967	a729fec5-2214-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post close CD cured the Estimated Cash to Close and LOE to the borrower. The loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  23.70 months reserves Years in Field Borrower has 7 years in Field

301033133	593b0bb8-160c-45a8-928d-fbca91f13cc5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
01/03/2019: Please see attachment
01/03/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

301033133	43c64f8c-280d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301033133	a44411c9-0b0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		01/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301067770	26580045-8a25-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS (DU) reflects a maximum allowable DTI of 42.747%.  Due to the improper calculation of debts, the actual DTI is 43.02%.  Lender did not include liability #3 on final loan application where borrower is an authorized user.  File does not contain documentation evidencing third (3rd) party making payments or evidence of payoff.
															02/07/2019: Please rescind this condition. The XXXX account was the one that was not counted as it's an authorized user account and does not need to be included in the ratios.	02/07/2019: Audit concurs with the Lender Rebuttal, and has determined that the removal of the Authorized User account yields a DTI of 42.44%. Condition rescinded.
Years in Field Borrower has 7 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 7 months reserves

301067770	ae565293-8a25-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).
02/22/2019: Please rescind this as the attached estimation for sod and landscaping was only $X,XXX and 120% of that would only be $X,XXX, yet the escrow holdback is $X,XXX.XX. XXXXXX email said We need a completion certificate as the appraisal is valued “subject to”. Additionally, XXXXXX requires withholding 120% of the estimated completion cost. The appraiser estimates the work may cost up to $X,XXX. The amount of the holdback is less than $X,XXX ($X,XXX * 120%). Please let us know if there are any further questions.02/07/2019: Please clear this condition based on the attached escrow agreement.

02/28/2019: Audit acknowledges the client approved guideline exception for Appraisal Certificate (442) outside guidelines. Loan will be rated a B.02/22/2019: Exception is pending review from client.02/19/2019: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active.02/07/2019: Exception is pending review from client.

Years in Field Borrower has 7 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 7 months reserves

301067770	35d3ad4f-8b25-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/06/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 7 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 7 months reserves

301077573	71b621d3-991a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of Business A on Schedule E Part II of XXXX tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau, or verbal VOE 120 business days prior to the note date.
															01/23/2019: Please rescind this condition. There isn't any income being used to qualify from this business only a loss which is included in the DTI. No VOB required.	01/23/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 21.60 months reserves

301077573	61609af2-7e1a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Special Assessment of $XX.XX reflected on final Closing Disclosure under Estimated Taxes, Insurance & Assessment.  File missing documentation to support Special Assessment.  Additional conditions may apply.
															01/23/2019: Please clear this condition; The special assessment fees is attached.	01/23/2019: Audit reviewed Special Assessment evidence, and has determined that sufficient documentation was provided to verify the Special Assessment amount. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 21.60 months reserves

301077573	79ad2bbc-961a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)
The Appraisal dated XX/XX/XXXX is missing evidence of water heater double strapping.  XXXX requires that the Appraisal must comply with, all federal, state, and local laws (e.g., statutes, regulations, ordinances, directives, CODES, administrative rules and orders that have the effect of law, and judicial rulings and opinions), as well as any other items that affect the SAFETY, soundness, or structural integrity of a property of which the lender may be aware.
02/06/2019: Audit re-analyzed the Appraisal, loan program does NOT require additional verification. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 21.60 months reserves

301077573	6bcdb362-cb7e-41b1-a1a0-aefbce8d4642	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID  of the Borrowers Real Estate Broker and the Sellers Real Estate Broker are missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 21.60 months reserves

301040012	2fee6199-fd14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301072546	36afb961-a63e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing signed 1040s and 1120s.
03/27/2019: Please see the attached.
03/27/2019: Audit reviewed XXXX & XXXX executed/dated 1040 Tax Returns, as well as 1120S Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

Full Documentation Full Documentation loan. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  738 Years Self Employed Borrower has 12.7 years Self Employed

301072546	6c002364-a73e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal does not reflect the borrower as the owner of subject property.		Finding deemed non-material, loan will be graded a B for all agencies
Full Documentation Full Documentation loan. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  738 Years Self Employed Borrower has 12.7 years Self Employed

301065977	9bc57ee8-ea23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the loan file with a collateral risk score of 5.		02/06/2019: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301039881	79193cfd-4300-40d4-8d45-2ec1b8991bb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301039881	5ccfa3a8-5e1e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file.
01/28/2019: Audit re-analyzed loan documents and has determined that the AUS did not reflect the CU Risk Score. However, the Submission Summary Report was located on page 181 with a Risk Score of 1.3 therefore, no appraisal review is required for subject loan program. Condition rescinded.

301039885	18bbbd4e-2752-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 5.		04/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301040020	966f8c63-0419-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results	01/18/2019: Please clear this condition; The AUS is attached	01/18/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.6 months reserves DTI is lower than guideline maximum loan qualified with DTI of 25.67% FICO is higher than guideline minimum  loan qualified with FICO of 726

301040020	d0cc1227-0419-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is missing.
01/17/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 409 with a Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 39.6 months reserves DTI is lower than guideline maximum loan qualified with DTI of 25.67% FICO is higher than guideline minimum  loan qualified with FICO of 726

301066104	e3e71b0f-1226-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Tax Transcripts	ADDED 02/01/2018: Missing Tax Transcripts to validate all income used for qualifying as per Lender Guidelines.		02/01/2019: Audit acknowledges the client approved guideline exception for Tax Transcripts outside of guidelines. Loan will be rated a B.	DTI is lower than guideline maximum DTI 34.10%; guideline max 43% FICO is higher than guideline minimum FICO 739; guidelines min 700 Years on Job 43 years on the job
301066104	78c8b6ef-8f03-45d5-8217-664f71136930	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
																01/30/2018: Invalid finding. The general lender credit was used to offset the under disclosure via the general credit worksheet	DTI is lower than guideline maximum DTI 34.10%; guideline max 43% FICO is higher than guideline minimum FICO 739; guidelines min 700 Years on Job 43 years on the job
301067020	8d71c9a5-811e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	01/25/2019: Please find a copy of the comments that shows the project was approved by our company.
01/25/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 20.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 12 years Self Employed

301067020	74cf6cda-811e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Ineligible Transaction
Client Overlay, Client to Review - Subject property is a condominium.  File contains Project Pending Litigation and Complaint for Personal Injuries and Request for Jury Trial.  The pending lawsuit is against the HOA for subject property in the amount of $XX,XXX.  Lawsuit filed 3 months prior to loan application date.
01/25/2019: Please waive this condition based on the attached HOA stating the insurance company will be covering the $XX,XXX lawsuit.
01/25/2019: Audit reviewed the "Project Pending Litigation" worksheet completed/executed by the community manager, and has determined that the documentation submitted is deemed acceptable. Per worksheet, the insurance carrier agreed to cover the retainer on the behalf of the HOA and, if HOA is the Defendant, the insurer will cover the claim amount in full. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 20.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 12 years Self Employed

301066035	5fc66ba8-e74b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Despite this requirement, the file is missing verification for businesses 5 and 6 as disclosed on the final application.
															3/25/19 Please rescind this as there is not any income being used for these two companies, therefore no VOB is necessary.	03/26/2019: Audit reviewed Lender's rebuttal and agrees. Both businesses reflect negative income which was deducted. Verification of business not required. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 00%, loan qualified with CLTV of 66.00% Reserves are higher than guideline minimum UW Guides required 0 months of reserves, loan qualified with 9.20 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772

301066035	4a7b0720-e94b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation
The Lender guidelines require verification of current value and any loan balance on the Borrower departure residence in order to use rental income to qualify. The file is missing the required appraisal to verify current value. In addition, the file is missing verification of disposition of properties 6, 7, 8, 9 and 10 as reported on Schedule E of the Borrower's XXXX personal tax return.

3/29/19 Please rescind this condition. The credit report lists the lender Select with a balance of $XXX,XXX and there is XXXXX XXXXX that shows the value as the sales price of $X,XXX,XXX which shows 32% equity and meets the guidelines. I have attached the XXXXX XXXXX again that was under REO again for your convenience.3/25/19 Please rescind this based on the attached verification of no ownership in these properties that was sent in the initial upload.

04/02/2019: Lender provided a page of the fraud report and response "The credit report lists the lender Select with a balance of $XXX,XXX and there is XXXXX XXXXX that shows the value as the sales price of $X,XXX,XXX which shows 32% equity and meets the guidelines. I have attached the XXXXX XXXXX again that was under REO again for your convenience". Exception cleared.03/26/2019: Lender provided verification property #6, 7, 8, 9 and 10 are not the borrower's; however, did not provide documentation for departing address in order to use rental income.  Exception remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 00%, loan qualified with CLTV of 66.00% Reserves are higher than guideline minimum UW Guides required 0 months of reserves, loan qualified with 9.20 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772

301066035	edeb44ef-ed5d-4b3f-9fbe-6a146998a30a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX and Interim CD e-signed and dated XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure – Missing document not provided.	03/25/2019: Please see attached CD X/XX and CD X/XX. Please clear the condition	03/26/2019: Lender provided CD's. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 00%, loan qualified with CLTV of 66.00% Reserves are higher than guideline minimum UW Guides required 0 months of reserves, loan qualified with 9.20 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772

301123140	86da603b-9526-429f-a8d4-ba494f09e376	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066990	f2ce959c-a428-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The guidelines reflects a maximum allowable DTI of 43%.  Due to the improper calculation of student loan debt payment, the actual DTI is 44.93%. Actual monthly total payments equal $X,XXX the amounts deposited in the most recent statement provided was $X,XXX.

02/19/2019: The total student loan payments were added up, but there are 3 separate payments. The XXXX XX XXXXXXXXX are all payed together through XXXXX #XXXX. XXX XXXX XX XX are ($XXX + $XXX + $XXX + $XXX + $XXX + $XXX + $XXX + $XXX) = $X,XXX. The checks paid each month vary depending on how the payment has gone up, but all of the checks in file can cover the payment due at the time. For the XXXXXXXX student loan for $XX/month. We have a statement on file showing that the payer is XXXXXXX XXXXXXXXXXX and we have payments document. For the XXXXXXX payment we have XXXXXXX XXXXXXXXXX's payment and we can see all payments made by her which are in file as well.02/14/2019: Can you please state which loans you are referring to?

02/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation, as well as documentation within the loan file, supports and clarifies student loan payments made by the dependents. Condition cleared.02/14/2019: Audit re-analyzed the loan file, and has determined that the checks from the borrower's children equal $X,XXX (Checks: p113 for $X,XXX + $X,XXX p219), however student loan debts listed on the Credit report equal $X,XXX (XX Student loan debts: $XXX +XXX +XXX +XXX +XXX +XXX +XXX +XXX +XXX +XX). Unable to determine which debt is the cause. Checks provided as evidence to verify loan payments total $X,XXX, whereas total credit report loan payments equal $X,XXX for a difference of $XXX, thus causing DTI failure. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 49.37% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported

301066990	06ece273-b628-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Missing evidence that the deposits into the account that pays the student loan payments are from the primary obligor funds and not the borrowers. Guidelines require documented payments for the liability not to be considered, the file does not contain evidence of where the funds came from.

02/19/2019: The total student loan payments were added up, but there are 3 separate payments. XXX XXXX XX XXXXXXXXX are all payed together through XXXXX #XXXX. XXX XXXX XX XX are ($XXX + $XXX + $XXX + $XXX + $XXX + $XXX + $XXX+ $XXX) = $X,XXX. The checks paid each month vary depending on how the payment has gone up, but all of the checks in file can cover the payment due at the time. For the XXXXXXXX student loan for $XX/month. We have a statement on file showing that the payer is XXXXXXX XXXXXXXXXXX and we have payments document. For the XXXXXXX payment we have XXXXXXX XXXXXXXXXX's payment and we can see all payments made by her which are in file as well.02/14/2019: Can you please state which loans you are referring to?

02/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation, as well as documentation within the loan file, supports and clarifies student loan payments made by the dependents. Condition cleared.02/14/2019: Audit re-analyzed the loan file, and has determined that the checks from the borrower's children equal $X,XXX (Checks: p113 for $X,XXX + $X,XXX p219), however student loan debts listed on the Credit report equal $X,XXX (XX Student loan debts: $XXX +XXX +XXX +XXX +XXX +XXX +XXX +XXX +XXX +XX). Unable to determine which debt is the cause. Checks provided as evidence to verify loan payments total $X,XXX, whereas total credit report loan payments equal $X,XXX for a difference of $XXX, thus causing DTI failure. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 49.37% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported

301144199	14c500eb-244f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The Guidelines reflect a maximum allowable DTI of 43%.  Due to the improper calculation of income, the actual DTI is 43.59%.  Audit DTI based on verified Borrower 2017 Schedule C income of $XX,XXX vs $XX,XXX used in the lender calculation.  Audit used 2-year average sched C income vs most recent year average.
															4/3/19 Please clear this condition based on the W-2 income from the taxes return and the attached new income worksheet.	04/04/2019: Audit recalculated income per lender request. Revised DTI is 38.79%. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history reported over a 12 year period. Years Self Employed Borrowers each have 4 years on job per 1003 Disposable Income is higher than guideline minimum UW Guides did not require disposable income, the loan qualified with $X,XXX.XX per month

301067933	381b31bf-5a35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS was not provided in file. Additional conditions may apply.	02/26/2019: Please see the attached DU Findings.	02/26/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves

301067933	4acc980d-2636-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided. Additional conditions may apply.	02/26/2019: The Mortgage Statement provided confirms that the monthly payment is escrowed to include taxes and insurance. Please rescind this condition
02/26/2019: Audit reviewed Mortgage Statement submitted, and has determined that evidence via "activity..." reflects payments to insurance and taxes to verify both are collected in the monthly payment. Mortgage Statement provided within the original loan file on page 179 did NOT reflect those payments, therefore condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves

301067933	333308d9-5a35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Signed 4506-T for borrower and co-borrower was not provided in file.	02/26/2019: please see attached	02/26/2019: Audit reviewed executed 4506-T at closing, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves

301067933	3709e525-8373-4221-9594-cf7cf1c3b740	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		This finding is deemed non-material. Loan will be graded a B.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves

301067933	56ce7677-5a35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 4.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves

301120134	cc5dd5a1-ee45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application was not provided. Missing HMDA disclosure for both borrowers	03/22/2019: See attached application.	03/22/2019: Audit reviewed complete copy of executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrower has 10 years in Field . DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% Years in Primary Residence Borrower has resided in subject for 9 years

301120134	d84dc360-cd45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence departing residence/property #4/5/7 on the final application is (are) free & clear not provided.
03/19/2019: This is a refinance transaction – there is no departing primary residence. We have a Property Profile for XXXX X XX XXXXXX showing that XXX XXX is the owner of the property. Our borrower has a history of transferring properties into LLC’s. Our borrower is not currently obligated on a mortgage associated to this property. This is vacant land. Please see the attached LOX pertaining to properties XX X XXXX XX and XX X XXXX XX. The Property Profile for XX X XXXX XX which reflects a mortgage from XXXX for $XXX,XXX. This mortgage is on multiple properties. The open dates and high balance match the private note that was already being accounted for. XX X XXXX XX is also vacant land.

03/21/2019: Lender provided verification property XXXX is not in borrower's name and is owned by an LLC.  Also provided verification property #5 and #7 are vacant lands and are listed under 1 parcel number, included with property #3 and paid under 1 mortgage which was included in the debt ratios with property #3.  The mortgage history was also provided.  Exception cleared.

Years in Field Borrower has 10 years in Field . DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% Years in Primary Residence Borrower has resided in subject for 9 years

301068913	be3272ca-8bb4-4086-9894-3339d128ac44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301070505	c052e711-9a3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Documentation
The XXXXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX,XXXX, XXXXXX, and XXXX Counties. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.
03/04/2019: Received XXXXXXXX Anti-Predatory Lending Certificate of Compliance. Condition cleared.
301070503	7013ccbe-5646-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file. CU score 4.1		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301069751	b54613cd-084d-4538-91c3-cb18c5e50fb8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
02/11/2019: please see attached, the first page of the attachment shows the needed information.02/08/2019: please see attached disclosure history that shows the borrower received the CD
02/11/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.02/08/2019: Audit reviewed the Disclosure History, and has determined that date evidence the initial Closing Disclosure was provided to the borrower and esigned is not present. The second page with date XX/XX/XXXX does not clearly reflect "what" document was provided and is missing eSign process complete. Condition remains.

301069680	f78dbcef-703f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing terms of withdrawal that are specific for borrower's plan if 401k remains as an asset for cash to close.
															03/08/2019: The terms of withdrawal were provided with the initial loan delivery docs. Please rescind this condition.	03/08/2019: Audit re-analyzed the loan, and has determined that terms were located on page 386 of the original loan file. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 6.9 months reserves  FICO is higher than guideline minimum UW Guides minimum FICO is 700, loan qualified with 786 FICO DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%

301069680	dde025b0-6e3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects verified assets of $XXX,XX. The assets in file do no support this amount. Provide proof of liquidation/loan from 401K plan.

03/08/2019: The AUS that was provided reflects $XXX,XXX.XX in total available assets which was supported by assets provided including XXXXXXXX 401K account, and the combined XXXXX XXXXX statement. We aren’t required to provide proof of liquidation because the account has a value of at least 20% more of the total funds needed for closing. Please rescind this condition. $XXX,XXX funds to close - $XX,XXX verified liquid assets = $XX,XX x 1.2 = $XXX,XXX.XX The 401K account balance is $XXX,XXX.XX which is greater than $XXX,XXX.XX.

03/08/2019: Audit reviewed the Lender Rebuttal, and has determined that assets are sufficient to cover closing costs, as well as EMD, therefore  resubmitting to the DU is not required. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 6.9 months reserves  FICO is higher than guideline minimum UW Guides minimum FICO is 700, loan qualified with 786 FICO DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%

301069680	f437eacb-bf3e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Guidelines require Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. File is missing signed XXXX personal and 1065 business returns for both borrowers were not provided.
03/22/2019: Please see the attached signed personal and business tax returns for XXXX.
03/22/2019: Audit reviewed XXXX executed/dated 1040 & 1065 Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 6.9 months reserves  FICO is higher than guideline minimum UW Guides minimum FICO is 700, loan qualified with 786 FICO DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%

301070975	392c361c-9e28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.
02/07/2019: Attached please find the final settlement statement on the departing residence.
02/07/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

301102756	09f439d5-5031-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided. Additional conditions may apply.	02/21/2019: please see attached	02/21/2019: Audit reviewed executed/dated Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.78% Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 13.80 months’ reserves

301102756	975ae6be-5234-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX and XXXX signed returns not provided.
03/12/2019: Attached please find the signed personal and business tax returns.
03/12/2019: Audit reviewed XXXX/XXXX executed pages for 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.78% Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 13.80 months’ reserves

301102756	ecce5364-5334-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX and XXXX business returns not provided for business #1, #2 and #5 on Schedule E Part II Statement 3 of XXXX tax returns for the Borrower and XXXX and XXXX business returns no provided for business #3 and #4 on Schedule E Part II, Statement 3 of XXXX tax returns for the Co-borrower.  Additional conditions may apply.
03/12/2019: Attached please find the signed personal and business tax returns.
03/12/2019: Audit reviewed XXXX/XXXX executed pages Business Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.78% Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 13.80 months’ reserves

301102756	4f45a432-2e0d-4a09-9040-c5b705053ac2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow account disclosure missing from the loan file.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.78% Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 13.80 months’ reserves

301070796	fa3bc138-1f47-4220-a901-497916f3c6f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow disclosure is not signed.		Finding deemed non-material, loan will be graded a B for all agencies.
301070796	b660c782-d038-456a-a8b8-6ba908659ed7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070796	e2e9c3f8-0741-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301119961	f6fa01be-c63e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/05/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301071614	603bc7dd-71ae-4262-b760-7102253bf34b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301071614	a14cac7b-62f3-41b8-94a2-3a2d1deef222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301101309	f9b86f58-5b40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral score of 4.6.		03/13/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301072147	e0e9a11c-3647-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure was missing the appraisal fee in Section B Services Borrower DID NOT SHOP fee Section.		The Lender issued a Post Closing Disclosure adding the appraisal fee to Section B showing Lender paid fee. Non-material per SFIG guidance, loan will be graded a B for all agencies
301072147	d586eee1-dcf4-42a0-85d6-3c3f386b4416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. NOT IN ESCROW). Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301143413	00a680bb-b450-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. DU in file is missing the "Summary of Findings" and "Mortgage Information" Section.		04/01/2019: Received complete, legible AUS findings. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.3 months reserves

301072956	c51a0c88-0616-4870-85a9-f166786663da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301083922	f089bcd3-9b1c-4a1a-8b18-f188f4fa1199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301073887	2c63c56b-fd4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	The Co-Borrower's income is required to be documented with a W2 from the prior year. The loan file contains only a paystub. Copies of the Co-Borrower's prior year W2 is required to fulfill guidelines.	03/26/2019: See Attached W-2's for XXXX.	03/26/2019: Audit reviewed W2's for Co-borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field CoBorrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.80 months reserves

301073887	539ae19e-c287-48d0-94a0-d1e6ca7361c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field CoBorrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.80 months reserves

301104149	4278abd8-853e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing asset documentation
The final Seller CD from the sale of the Borrowers' departure residence reflects a disbursement date of XX/XX/XXXX with sufficient net assets to close on subject loan; however, file has no evidence documenting that the borrowers had sufficient funds to close and disburse on XX/XX/XXXX.

03/20/2019: If you look at the Final CD for our subject property, it was issued on XX/XX. The Seller CD also shows that the closing date is XX/XX. The Title Company advised that they do not do revised borrower CD’s.03/15/2019: Please see the attached email chain from the Title Company.03/14/2019: The revised Final CD that was provided for our transaction shows that the loan disbursed on XX/XX, not XX/XX. Our loan disbursed on the same day that the REO property sold.03/12/2019: Please see the attached Final CD revision showing this loan disbursed on X/XX6, which is when the REO property was sold.

03/20/2019: Audit reviewed the Lender Rebuttal, and has determined that the e-mail from the Title company is sufficient verification to confirm disbursement dates on both closings. Both loans disbursed the same day. Incorrect closing information on final CD is non-material and will be rated a B. 03/18/2019: Lender provided email from title company which reflected that both properties disbursed on the same day of XX/XX/XXXX.  The funding CD for the subject closing reflects a disbursement date of 0XX/XX/XXXX.  Provide CD for the subject property reflecting the disbursement date of XX/XX/XXXX to verify both properties disbursed the same day.  Exception remains.03/12/2019: Audit reviewed the Lender Rebuttal, and has determined that the Departure residence Seller CD reflects disbursement date as XX/XX/XXXX. Provide final Seller CD with disbursement date matching Subject loan disbursement date. Condition remains.  03/12/2019: Audit reviewed Subject loan's final CD, as well as Seller CD for departure residence, and has determine that the issue is the disbursement date (XX/XX/XXXX) for the DEPARTURE residence (p71) was AFTER subject loans disbursement on XX/XX/XXXX. The proceeds from the departure residence was required on the subject loan that disbursed BEFORE departure residence. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 No Mortgage Lates UUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years on Job Borrowers' have 15 & 11 years on job- per WVOE's.

301104149	b8d5dea6-d43e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Review Appraisal
03/08/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 213 with a Risk Score of 2.4, therefore no Appraisal review is required for subject loan program. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 No Mortgage Lates UUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years on Job Borrowers' have 15 & 11 years on job- per WVOE's.

301076928	26b0b923-6f46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects this CD was sent and E Consented however; it is missing from the loan file.	03/25/2019: please see attached
03/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

301076928	31957674-6f46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301076919	a1e93a9d-dabd-4e40-bbae-d09944b765f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Real Estate Broker's e-mail addresses are missing. Provide re-disclosed CD and letter of explanation.		Cured on post-close CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
301076919	cbfe6b1c-5b3d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score = 3.1.	03/12/2019: XXXX	03/12/2019: A review appraisal provided in lieu of CDA reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301132741	7aadcb02-9b54-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 4.4.	04/08/2019: CDA	04/08/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301123073	40cd43a0-c129-44af-bb7e-4312c42bf93f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the CD was sent and E Signed by the borrowers.		03/20/2019: Received initial closing disclosure. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years Self Employed Borrower has 16 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 23.70 months reserves

301123073	ffec4728-c649-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $X,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years Self Employed Borrower has 16 years Self Employed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 23.70 months reserves

301079519	e7f8676a-32d1-484b-9a18-6b52d57e14fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow disclosure		Finding deemed non-material, loan will be graded a B for all agencies
301132675	8245573a-384a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the Co-borrowers business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. The file is missing verification for Co-borrowers Schedule C Business.
03/25/2019: Please rescind this. The attached VOB
03/25/2019: Audit reviewed the self employed co-borrower business license verified through Secretary of State, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared.

CLTV is lower than guideline maximum Lender guides allow for a maximum CLTV of 80%, loan qualified with a CLTV of 51.22% FICO is higher than guideline minimum Lender guides allow for a minimum FICO of 700, loan qualified with a FICO of 792 Reserves are higher than guideline minimum Lender guides did not require reserves, loan qualified with 63.3 months reserves.

301132675	7a181659-394a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.8		03/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum Lender guides allow for a maximum CLTV of 80%, loan qualified with a CLTV of 51.22% FICO is higher than guideline minimum Lender guides allow for a minimum FICO of 700, loan qualified with a FICO of 792 Reserves are higher than guideline minimum Lender guides did not require reserves, loan qualified with 63.3 months reserves.

301079805	2eff78c9-51d5-4c75-9368-f00017fd2df6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301080117	30653ad1-3640-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the loan file with a collateral risk score of 4.2.		03/13/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301081480	b0bff610-ee91-45cb-93e0-0d2fa6727996	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301081480	19478d5f-0391-4289-9310-16917a4577d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provide corrected CD and LOE to the borrower.		A Post close CD corrected and LOE. The loan will be graded a B for all agencies
301081480	d1e14c2c-8e54-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. The appraisal had a CU score of 5.		04/03/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301080133	525143c0-7349-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS (DU) results in file are incomplete. Assets (item #36) under Observations is missing.	03/21/2019: Please see complete AUS Please clear the condition
03/21/2019: Audit reviewed the assets on AUS, and has determined that asset calculations are as follows: Total Assets of $XXX,XXX.XX minus $XXX,XXX.XX(Cash to Close) minus $XX,XXX.XX (EMD) equals $X,XXX.XX remaining. Assets/Reserves are sufficient and meet AUS requirements. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.57% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%

301080133	bf50e3d0-c2d6-4dc9-8f7f-1821ae2d33b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $XXX.XX.	03/21/2019: Lender credit of $XXX was applied to the underwriting fee so the loan passes QM - see revised CD, lox tracking Please clear the condition
03/21/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.57% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01%

301080132	fbb508fb-e64b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Income Documentation
Lender used IRA Asset withdrawals/distribution. UWM G/L XX/XX/XXXX (page 19) Documentation requirements require the following: Existing distribution of assets from an IRA, 401(k) or similar retirement asset must be sufficient to continue for a minimum of three (3) years. Distribution must have been set up for at least six (6) months prior to Note date if there is no prior history of receipt OR, Two (2) year history of receipt evidenced. Distributions cannot be set up or changed solely for loan qualification purposes. The file is missing evidence distribution has been set up for at least six (6) months prior to Note date OR Two (2) year history of receipt and missing evidence distribution was not set up or changed solely for loan qualification purposes
03/26/2019: Invalid Finding. Condition rescinded.
Years on Job Borrower/Co-Borrower have 7 &  3 years on jobs per VVOE’s FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 800. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.

301102755	fa4d7fda-914c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file. The Appraisal has a CU score of 3.6.		03/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301101327	f11ddc00-ba3e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	03/20/2019: Please see attached scrivener and letter of intent. Please clear the condition03/14/2019: Attached please find the Appraisal with the corrected APN
03/20/2019: Audit reviewed Scrivener's Error Affidavit, as well as Letter of Intent to re-record Mortgage, and has determined that evidence of APN correction on the Mortgage was submitted and deemed acceptable. Condition cleared.   03/14/2019: Audit reviewed corrected APN on Appraisal, and has determined that said document is deemed acceptable. HOWEVER, page one of the Mortgage reflects the incorrect PIN. Provide corrected Mortgage along with intent to re-record Mortgage. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  5.30 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 31.60% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790

301101327	fa639270-703f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The lender's tracking disclosure reflects this was sent and received on XX/XX/XXXX; however, is missing from the loan file.	3/6/2019: Please see attached initial CD. Please clear the condition.	03/07/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  5.30 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 31.60% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790

301083022	e2bd712b-5f47-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property # 5 & #6  located on XXXX Schedule E part II. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Leases in file for these 2 properties were expired.
03/22/2019: Please refer to the last page of these lease agreements which shows that they have both been extended.
03/22/2019: Audit re-analyzed Lease documents, as well as consulted with management, and has determined that the last page (656 & 647) of each Lease reflect extensions into XXXX. Documentation is deemed acceptable. Condition rescinded.

Reserves are higher than guideline minimum UW guidelines requires 3.8 months reserves, loan qualifies with 89.3 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualifies with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%

301081472	acb7adca-1a4f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Closing Disclosure XX/XX/XXXX is missing from the loan file. The Closing Disclosures were generated per Disclosure History in file.		03/29/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.
301084681	3252c1f2-3141-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A CU Score was not located in the loan file.		03/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 69%, loan qualified with CLTV of 68.05% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  6.50 months reserves Years Self Employed Borrower has 18 years Self Employed

301138635	74c44614-be49-4457-b55c-8f1767d1b56f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title - Courier, Title - Document Prep, Title - Endorsement fee, Title - Loan Tie-In, Title - Messenger, Title - Mobile Notary fee, Title - Premium for Lender's Coverage, Title - Recording fee, Title - Settlement or Closing fee and Title - Sub Escrow.  The borrower selected their own service provider.  Those fees should be reflected in section C.  Provide corrected CD and LOE to the borrower.
A Post Close CD corrected the fees. The loan will be graded a B for all agencies.
301138635	a156d398-c44c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Transaction Coordination Fee in Section H is missing the payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301084375	dc6a0677-3e39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with collateral risk score of 3.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301084868	605efe54-8c3b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 39.95%. Due to the improper calculation of income, the actual DTI is 43.70%. Lender used a positive net rental income of $X,XXX.XX when the loan file reflected $X,XXX.XX. Lender used negative rent of $X,XXX.XX, consisting of $X,XXX.XX from departure address and $XX.XX from REO #3 when the loan file reflected $X,XXX.XX, consisting of $X,XXX.XX from departure address and $X,XXX.XX from REO #3. REO #1 lender used rental income of $X,XXX.XX when the Schedule E of the XXXX Tax Return reflected $X,XXX.XX. The lender also used PIT of $X,XXX.XX consisting of 1st lien mortgage of $X,XXX.XX plus taxes and insurance of $XXX.XX when the loan file reflected the PITI as $X,XXX.XX consisting pf 1st lien mortgage of $X,XXX.XX, taxes of $XXX.XX and other debt of XXX.XX. REO #2 lender used rental income of $X,XXX.XX when the Schedule E of the XXXX Tax Return reflected $X,XXX.XX REO #4 lender used rental income of $X,XXX.XX reflected $X,XXX. REO #5 lender used rental income of $X,XXX.XX when the Schedule E of the XXXX Tax Return reflected $X,XXX.XX. REO #6 lender used rental income of $X,XXX.XX when the Schedule E of the XXXX Tax Return reflected $X,XXX.XX.

03/15/2019: Amortization is an add-back item. If we added back in any amortization, it would only improve the borrower's rental income. These statements should not be required as we have already verified there are no HOA dues and we are not adding back in any amortization.03/11/2019: The statements correlating to Schedule E are not required to be obtained. The only reason we would need to see statements from line 19 is to verify HOA dues, however we can verify that all of these properties are multi-family units and there are no HOA dues to add back in. Please see the attached XXXXX XXXXX Report.3/5/2019:  We are using a two year average to calculate rental income to be conservative. If the XXXX rental income is greater than the two year average, we use the lower amount to qualify. Please rescind this condition.

03/15/2019: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that QM requirements have been met without the need for the missing statements reflected on Schedule E. Condition cleared. 03/11/2019: Audit reviewed the Lender Rebuttal, and has determined that the missing Statements for Schedule E must be provided to fulfill QM requirements in order to verify rental income. Statements 2-7 listed on Schedule E  would also include amortization. Condition remains. 03/07/2019:  Audit reviewed original loan file and recalculated rental income.  Current DTI 41.47%.  However, XXXX/XXXX tax returns are missing statements 1 – 9 and statements 2-7 (line #19 Schedule E) are required for rental income calculation.  Please provide missing statements.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years on Job Borrower has 21.5 years on job

301084868	04676a92-068e-4878-a71d-b83cf5dd5b7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
															03/08/2019: Please rescind this condition. Our calculation is correct. Yearly taxes $X,XXX.XX is $XXX.XX Mo Insurance $X,XXX.XX is $XXX.XX Mo HOA $XXX.XX is $XX.XX Mo.	03/08/2019: Audit re-analyzed escrow monthly amounts, and has determined that the lender escrow amounts were correct. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years on Job Borrower has 21.5 years on job

301084868	1d149bca-8b3b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.	03/06/2019: CDA Report	03/06/2019: Lender provided the CDA report, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 783 Years on Job Borrower has 21.5 years on job

301081556	6ab15423-f72d-4948-9155-6dcbf38bd50b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301082612	3690ee50-1541-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU risk score was 5.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301082611	ab72c70e-a730-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided, missing Notary page.	02/21/2019: please see attached	02/21/2019: Audit reviewed true and certified copy of the Deed of Trust, and has determined that ALL pages were submitted and are deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years on Job Borrower has 17.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

301082611	8aac6b5c-a730-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The AUS require an executed 4506-T at application or at closing. 4506-T signed at application and/or at closing not provided.	02/21/2019: please see attached	02/21/2019: Audit reviewed executed 4506-T at closing, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years on Job Borrower has 17.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

301082611	c6ef62e7-7923-44cf-a00b-59ac05847e5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years on Job Borrower has 17.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

301082611	8f7e5700-a530-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file and the AUS did not have a collateral risk score.		02/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years on Job Borrower has 17.42 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

301120033	2db1d40d-dc45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301084924	353157f3-0739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $2,000.00 for limited cash out refinances, per the final CD the borrower received a cash out amount of $X,XXX.XX.	02/28/2019: There is new secondary financing showing on the Final CD. This is acceptable for the borrower to receive more cash back. Please rescind this condition.	03/07/2019: Par Compliance, no violation since cash out was the proceeds of a second mortgage. Condition rescinded. 03/04/2019: Pending compliance review
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301084924	cd0e67f3-0639-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/05/2019: Please see the attached.	03/05/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301084924	6ba7f859-4d8a-4f8e-a606-f4dd4e218a5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301084924	7f3aeb65-e436-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing Waiver of Borrowers Rights Rider.	2/28/2019: Please see attached Waiver of Borrowers rights rider. Please clear the condition	03/04/2019: Received executed waiver. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301084924	29ceb7b0-b0da-4b8c-965f-b6c01fdd2e72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD dated reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

03/04/2019:  Audit reviewed Lender’s rebuttal and agrees.  Fee is rounded on the LE as required by 1026.37 (o)(4)(I)(A), however, the unrounded number is used for good faith analysis.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301084924	7dd836a6-651c-4020-8253-e5cadce7b65e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Credit Report on final CD is $XX.XX. LE dated XX/XX/XXXX lists fee as $XX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $X.XX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

03/04/2019:  Audit reviewed Lender’s rebuttal and agrees.  Fee is rounded on the LE as required by 1026.37 (o)(4)(I)(A), however, the unrounded number is used for good faith analysis.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 15.40 months reserves

301102895	71dacce0-6a4a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.		03/28/2019: Lender provided appraisal with corrected APN. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Full Documentation Full documentation loan Years on Job Borrower has 11.83 years on job
301102895	0f8e2038-364b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Attorney fee in section H of the final Closing Disclosure is missing the name of payee. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763 Full Documentation Full documentation loan Years on Job Borrower has 11.83 years on job
301138879	7cd59d73-b04a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 686 < 796 the minimum credit score required per lender guidelines.	03/25/2019: Please rescind this. Please see attached matrix that allows credit score at 680.	03/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the credit report reflects a score of 796 and a minimum 680 score per guides. Condition rescinded.
Years Self Employed Borrower has 30 years Self Employed Years in Primary Residence Borrower has resided in subject for 18 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.65%

301138879	96b5bbeb-8b49-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	An updated credit report dated XX/XX/XXXX per AUS was not located in the loan file.	03/25/2019: See attached credit report dated XX/XX/XXXX	03/25/2019: Audit reviewed Credit Report as reflected on AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed Years in Primary Residence Borrower has resided in subject for 18 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.65%

301120952	636f7a14-04f4-42d5-92a9-35e7d63dbdd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301120952	3abce7a6-f940-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301123052	e9292621-5f24-42d1-a884-1cd1f2b2e07a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

301123052	1c8a871c-494a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

301083932	eed74457-1250-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301101266	be656ca4-649e-442f-922b-3038c7bac51a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		Finding deemed non-material, loan will be graded a B for all agencies
301101266	d66bec35-5a3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $X. Provided corrected CD and LOE to the borrower.		A Post close CD corrected the Estimated Cash to Close and LOE. The loan will be rated a B for all agencies.
301084371	0f5646d4-0e4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.9		03/26/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301123033	843ee9e9-a7cb-418f-b1d7-aec1880d8fab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															3/19/2019: Please see attached initial CD. Please clear the condition	03/19/2019: Received initial closing disclosure dated 8 days prior to closing. Condition cleared.
301084958	3de3a567-e910-4a99-b912-1d9f86e7ec58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301148430	9308d581-6b51-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		04/01/2019: Audit re-analyzed loan documents and has determined that the CU score, page 635, is 2.2. CDA report is not required. Condition rescinded.
301101253	5802f027-d845-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
03/28/2019: Lender provided XXXX and XXXX signed business returns. Condition cleared.
DTI is lower than guideline maximum Loan qualified with a 34.54% DTI  Years in Field Borrower has 25 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.4 months reserves

301101264	7b5884d0-f739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	An executed closure letter for the HELOC being paid off with the proceeds of the refinance was not found in the loan file.	03/05/2019: Attached please find the close out letter.	03/05/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.20 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 754 DTI is lower than guideline maximum Borrowers qualified with a low DTI of 26.52%

301101264	a9980bca-f739-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Desktop Underwriter if the data changes from the time the AUS was last run. The most recent AUS in file reflects 80% CLTV and 17.91% DTI.  These parameters were updated on the final 1003, but not in the AUS.  Additional conditions may apply.
03/05/2019: Please find the XX/XX/XXXX AUS with the correct information.03/03/2019: Attached is the correct AUS.
03/05/2019: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/03/2019: Audit reviewed the AUS, and has determined that said document is the same AUS as in the original loan file. AUS has the incorrect loan amount, DTI and CLTV. When the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.20 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 754 DTI is lower than guideline maximum Borrowers qualified with a low DTI of 26.52%

301101264	745edab5-375f-40b8-9b88-1221b81f9af9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.20 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 754 DTI is lower than guideline maximum Borrowers qualified with a low DTI of 26.52%

301101264	ee90ca66-f939-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.20 months reserves FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 754 DTI is lower than guideline maximum Borrowers qualified with a low DTI of 26.52%

301120247	4b9896bd-7d49-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower's Business #2, #3, and #5 listed on Schedule E, statement 6 on most recent tax return.
															3/19/19 Please state exactly which businesses and re verify that there is income from those businesses.	03/20/2019: Per Lender’s request, business #2, #3 and #5 all have negative income which was deducted. Verification of businesses not required. Condition rescinded.
No Mortgage Lates Credit report verifies 26 months payment history with no late payments reported Years Self Employed Borrower has 8 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX in disposable income

301120247	c1753b31-7e49-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #8 listed on final application. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
3/28/19 Please rescind this as we did not use any rental income from this property.3/19/19 Please state the property address. Thank you.
03/29/2019:  Audit reviewed Lender's rebuttal and original loan file.  No rental income was utilized for REO #8, lease not required.  Condition rescinded.03/20/2019:  Per Lender’s request, REO #8 XXX X. XXXXX XXXX.  Condition remains.

No Mortgage Lates Credit report verifies 26 months payment history with no late payments reported Years Self Employed Borrower has 8 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX in disposable income

301120247	a4a996c0-7c49-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 and #3 on the final application not provided.	3/19/19 Please state the property addresses. Thank you.	03/29/2019: Received evidence of taxes and insurance for REO #2 & #3. Condition cleared.03/20/2019: Per Lender’s request, REO #2 XXXX XXXX XXX and REO #3 XXXX XXXX XXX. Condition remains.
No Mortgage Lates Credit report verifies 26 months payment history with no late payments reported Years Self Employed Borrower has 8 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX in disposable income

301102890	2f883093-a23e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing Final 1008.	03/08/2019: please see attached
03/08/2019: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/07/2019:  1008 provided is not the final 1008.  The Appraiser sections are incomplete and the ratios do not match AUS findings.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.12% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.10 months reserves

301102887	de372b27-fa45-4070-8050-3c603169b509	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

03/11/2019: Generally, on a XXXXXXXXX purchase transaction we would calculate taxes using the purchase price multiplied by 1.25%, however the broker wanted to use the actual tax amount. Taxes were calculating using the purchase price by the millage rate plus special assessments. $X,XXX,XXX x .XXXXXX = $XX,XXX.XX + $X,XXX.XX = $XX,XXX.XX
03/11/2019: Audit reviewed Lender calculations for property taxes, and has determined that the calculations based on the millage rate plus special assessments is deemed acceptable. Condition cleared.
301102887	fba01ee0-752b-4197-a44f-5a31e853c842	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX include the amounts of P&I , Estimated Escrow & Estimated Total , the calculated payment amount is Years #1 - #30 $X,XXX.XX. The variance is due to the actual property taxes are $X,XXX.XX vs Final CD of $X,XXX.XX. No Cure.

03/11/2019: Generally, on a XXXXXXXXX  purchase transaction we would calculate taxes using the purchase price multiplied by 1.25%, however the broker wanted to use the actual tax amount. Taxes were calculating using the purchase price by the millage rate plus special assessments. $X,XXX,XXX x .XXXXXX = $XX,XXX.XX + $X,XXX.XX = $XX,XXX.XX
03/11/2019: Audit reviewed Lender calculations for property taxes, and has determined that the calculations based on the millage rate plus special assessments is deemed acceptable. Condition cleared.
301102887	42521db5-a13b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Evidence of the initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented on XX/XX/XXXX however; is missing from the loan file.
03/05/2019: Received initial closing disclosure. Evidence acknowledged previously provided. Timing requirement met. Condition cleared.
301102887	03b51b2a-2094-487b-b6e2-58a6c2af548e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX.  Provide re-disclosed CD and letter of explanation.

03/11/2019: Generally, on a XXXXXXXXX  purchase transaction we would calculate taxes using the purchase price multiplied by 1.25%, however the broker wanted to use the actual tax amount. Taxes were calculating using the purchase price by the millage rate plus special assessments. $X,XXX,XXX x .XXXXXX = $XX,XXX.XX + $X,XXX.XX = $XX,XXX.XX
03/11/2019: Audit reviewed Lender calculations for property taxes, and has determined that the calculations based on the millage rate plus special assessments is deemed acceptable. Condition cleared.
301102887	63fc2cf1-9d3b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 2.5.	3/5/2019: Please rescind: CDA not required for CU 2.5 or below	03/05/2019: Audit re-analyzed loan documents and has determined that the CU score, page 354, is 2.5. CDA report is not required. Condition rescinded.
301123413	70670a9a-cc4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															3/26/19 Please rescind this condition as the borrower is only 7.142858% owner per the K-1's	03/28/2019: Audit reviewed Lender's rebuttal and agrees. Ownership in business C is 7.14%. P&L and Balance Sheet not required. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.62% LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.33% Years Self Employed Borrower has 17.58 years Self Employed

301123413	8f20e32f-ce4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															3/26/19 Please rescind this condition as the borrower is only 7.142858% owner per the K-1's	03/28/2019: Audit reviewed Lender's rebuttal and agrees. Ownership in business C is 7.14%. P&L and Balance Sheet not required. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.62% LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.33% Years Self Employed Borrower has 17.58 years Self Employed

301103230	f5b3f9d7-ef4e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Refund to post close cure overages in actual charges not provided within 30 days of identification (DID NOT SHOP Fee)
The Appraisal invoice reflects a total charge of $XXX.XX; however, the borrower was charged $XXX.XX on the final CD. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/01/2019: The appraisal invoice shows the borrower only paid $XXX.XX - see revised CD.
04/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301132252	13c4232b-6a11-4e24-b779-8b31f3530ed7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301123121	0ed8efd5-833f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing credit report	The credit report was not provided in the file.	03/27/2019: please see attached credit report please clear the condition	03/27/2019: Audit reviewed Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.04% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.20 months reserves

301123121	eecb8502-843f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.7.		03/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.04% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.20 months reserves

301104147	9294cce8-1c7a-48f9-ba71-6047558299f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An appraisal fee was not reflected in section B of the Closing Disclosure despite evidence of an appraisal fee in the file. This fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Corrected on post close CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301104147	f287cda3-eb4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/22/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120196	68adfb28-7351-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS results in file is missing information on top of page 12 for Proposed Monthly payment information. Additional conditions may apply.	04/01/2019: Please see the attached.	04/02/2019: Lender provided legible copy of AUS results. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

301120196	6fbff1ce-4e51-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	The Borrower's income is required to be documented with a W2. The loan file contains only a paystub. Copies of the Borrower's prior year W2 is required to fulfill guidelines.	04/01/2019: A year-end paystub was provided in lieu of a W2. Please rescind this condition.
04/02/2019: Lender responded a year end paystub was provided in lieu of W2.  Audit confirmed XXXX guidelines allow for the use of year end pay stub and year end pay stub was found in the loan file.  Exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

301120196	24994fa4-c2c4-4b16-b129-3ad7285f91ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. No cure.	04/01/2019: Please see attached initial CD. Please clear the condition	04/02/2019: Lender provided Initial closing disclosure. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

301104315	ba845b2f-e749-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301104314	b3d59c16-324b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.1.		03/22/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301119983	37e7c710-c849-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS	Invalid AUS. Credit and Liability section is missing information.	03/26/2019: please see attached	03/26/2019: Audit reviewed completed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.60 months reserves

301119983	d664e086-c749-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  24.60 months reserves

301123112	0579f2ba-ab4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date and the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
															03/26/2019: please see attached property insurance policy with effective date of XX/XX/XXXX which was included in the original credit upload. please rescind the condition.	03/27/2019: Lender provided insurance certificate reflecting effective date of XX/XX/XXXX. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.59% Reserves are higher than guideline minimum AUS requires 5.68 months reserves, loan qualified with 46.8 months reserves

301123112	1a4b88f8-80d6-4a88-9173-acab4e7b3a01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.		A Post Close CD add the license ID and LOE to the borrower. The loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.59% Reserves are higher than guideline minimum AUS requires 5.68 months reserves, loan qualified with 46.8 months reserves

301133352	96b549ed-2a52-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for co-borrower.  The VVOE in file is dated XX/XX/XXXX which over the days of the note date.
															04/02/2019: Please see the attached VVOE dated XX/XX/XXXX	04/02/2019: Audit reviewed co-borrower VOE documentation submitted, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared.
FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $X,XXX.XX disposable income. Years in Field Borrower has been in the same field 16 years.

301133352	1e0b897a-4752-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	04/02/2019: Please see the attached	04/02/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $X,XXX.XX disposable income. Years in Field Borrower has been in the same field 16 years.

301133352	65689218-2b52-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.1.		03/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 759. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $X,XXX.XX disposable income. Years in Field Borrower has been in the same field 16 years.

301119955	5fc3be18-5947-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Signed by the borrower.		03/20/2019: Received initial closing disclosure. Condition cleared.
301119979	8e6cc9c4-2e4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		03/27/2019: Audit acknowledges the client approved guideline exception for cash out amount outside Client Overlay guidelines. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.05%

301130522	b6864574-c93e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 185 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years Self Employed Borrower has 9 years Self Employed

301130522	3fa5e410-585c-4216-b55c-0bc3ea8a199b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.		03/08/2019: Received executed note. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 185 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years Self Employed Borrower has 9 years Self Employed

301123071	7e1cc7a9-be71-4a00-a654-2e8439d640c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  hazard insurance vs. the actual amount of $XXX.XX.  No Cure.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301120946	974310ca-0850-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	04/02/2019: Please see the attached.	04/02/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 2.25 years Years Self Employed Borrower has 13 years Self Employed Full Documentation Full documentation Loan
301121498	fbc720ed-b750-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration
Per XXXX, Section B 7-3, the borrower must obtain an individual HO-6 policy that provides coverage sufficient to repair the condo unit to its condition prior to a loss claim event. Evidence of HO-6 policy required to cure.
															04/02/2019: Please rescind this. See the master policy that states Property coverage is "all'In which includes unit owner installed basements and improvements.	04/02/2019: Audit reviewed the Lender Rebuttal, as well as Master Policy, and has determined that coverage is sufficient and meets XXXX requirements. Policy coverage is "All-in", condition rescinded.
Reserves are higher than guideline minimum UW Guides require 2  months reserves, loan qualified with  57.60 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 26.66% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 728

301121498	f162078b-9551-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire
The Condo Questionnaire is missing from the loan file.  Client requires verification that the condo is warrantable according to XXXX.  Provide confirmation that the condo warrantability was addressed.  Additional conditions may apply.
04/02/2019: Please be advised that the condo was approved. See attached.
04/02/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 2  months reserves, loan qualified with  57.60 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 26.66% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 728

301120880	d2e8238a-5253-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for co-borrower.	4/2/19 Please rescind this condition as the verbal is not necessary since there was not any income used for the co-borrower.	04/04/2019: Audit reviewed lender’s rebuttal and agrees. A verification of business is not required if income is negative and deducted from total income. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.22% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.67% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves

301120880	2e6209ab-6252-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX and Interim CD e-signed and dated XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure – Missing document not provided.	4/2/2019: please see attached	04/04/2019: Received initial and revised closing disclosures. Tracking history verifies acknowledgement. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.22% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.67% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves

301120880	12be4b9d-f652-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file. The CU risk score is 2.7		04/01/2019: A CDA provided reflecting a value of $X,XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.22% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.67% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves

301123021	2e69cb89-d34f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per the Disclosure History is missing from the loan file. No Cure - Missing document not provided.	03/29/2019: please see attached
03/29/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

301129692	875a8c4e-b155-4135-8f71-bfb66c50c303	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		04/01/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.
301129692	8961c277-ee50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		03/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301121476	224202aa-9b50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or executed Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.
															04/02/2019: Please see the attached final CD for the sale of their departing primary residence. Please note that funds to close were not being used from the sale of this property.	04/02/2019: Audit reviewed copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.34.88% Years in Field Borrower has 15 years in Field Full Documentation The loan is Full Documentation
301121476	edbb475e-fd3b-4e7f-a369-a3baeeb26f0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.34.88% Years in Field Borrower has 15 years in Field Full Documentation The loan is Full Documentation
301121476	f715ffbf-9d50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.		03/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.34.88% Years in Field Borrower has 15 years in Field Full Documentation The loan is Full Documentation
301148429	4c4ee3aa-609f-4bee-a753-93f39f98c483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact information section is incomplete. The license ID of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		A Post Closed CD added the license ID and LOE. The loan will be graded a B for all agencies
301123009	925f73d8-504c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/27/2019: A CDA report reflecting a value $XXX,XXX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301121507	c79fc87c-6e3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	03/11/2019: Please see attached 1008. Please clear the condition	03/11/2019: Audit reviewed the final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

301121507	aac2b4d4-6d3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided with a collateral score of 2.6.		03/07/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

301123028	f25459b3-b4e1-4b6f-b0f8-2569cfd05947	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Field Borrower has 5 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

301136900	2c18150d-f64b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage notary acknowledgement displays an incomplete date.		03/27/2019: Lender provided legible copy of notary acknowledgement. Condition cleared.
301136900	d0cd00ed-f367-4f72-b4e5-18a976c6988d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)
APR on final CD is inaccurate and exceeds 0.125% tolerance.  CD value of 4.807% vs. calculated value of 4.648% for a variance of 0.159% under disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301136900	e75e8f37-b35b-4142-95e8-1c4b3170a751	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Real Estate Broker is missing. Provided re-disclosed CD and LOE to the borrower.		A Post Close CD corrected the Real Estate NMLS and LOE to the borrower. The loan will be graded a B for all agencies.
301136900	5e1cce1e-f64b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301123405	0d1a81a2-5b4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		A Post Close CD added the license number. The loan will be graded a B for all agencies
301123393	983e3be6-c449-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results; the mortgage information section was missing. Additional conditions may apply.	03/25/2019: please see attached	03/25/2019: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves Years in Field Borrower has 26 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.11%

301123393	4ef053c0-b449-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the CD was sent and E signed by the Borrowers.	03/25/2019: please see attached
03/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves Years in Field Borrower has 26 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.11%

301130565	6bd0b8e2-534b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD's are missing from the loan file. The initial CD dated XX/XX/XXXX and a revised CD dated XX/XX/XXXX are reflected on the lender's tracking disclosure as received and E Signed by the borrower.	03/25/2019: please see attached
03/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Years in Field Borrower has 13 years in Field   Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX per month.

301123419	80330632-e14f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD signed & dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided		03/29/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.
301132968	7c5614a0-38d9-4d99-b4a9-c24ce3832fe7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The  St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing.  Provide re-disclosed CD and letter of explanation.
04/01/2019: Lender Provided Post CD and letter of explanation.
301125016	8ff75d3b-a64c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run.  The most recent AUS in file reflects loan amount of $XXX,XXX, however the Note reflects loan amount of $XXX,XXX.
03/27/2019: Lender provided AUS for loan amount of $XXX,XXX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.99% Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX. Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX.

301125016	a8de6340-734b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing Final 1008.	03/29/2019: Please see attachment03/28/2019: please see attached
04/02/2019: Lender provided final 1008.  Exception cleared.03/29/2019: Audit reviewed 1008, and has determined that documentation has the incorrect loan amount and P&I payment. Provide final 1008. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.99% Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX. Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX.

301132924	61348f0f-fb4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	03/26/2019: please see attached ICD dated x/x. please clear the condition	03/27/2019: Lender provided Initial CD. Exception cleared.
301125012	82a0472b-304f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent to the borrowers and e signed on XX/XX/XXXX.		03/29/2019: Received initial closing disclosure. Per tracking disclosure, both borrowers acknowledged the same day issued. Timing requirement met. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 51%, loan qualified with CLTV of 50.40% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  49.20 months reserves Years Self Employed Borrower has 35 years Self Employed

301130506	2f9b08bc-ca4f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 27.09%. Due to the improper calculation of rental income the actual DTI is 30.17%.
03/29/2019: Rental income was calculated using the most recent year because this is the most conservative approach. Per our guidelines, if the current year’s average income is less than the two-year average, the borrower must qualify on the current year’s average. Please rescind this condition.
04/02/2019: Lender responded REO income was based on current year's average. Audit re-calculated REO income and DTI is within tolerance of AUS and guidelines. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  90.70 months reserves Years in Field Borrower has 13 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

301137861	7405ef36-6b51-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.		04/01/2019: Received executed closure letter. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 15 years Years Self Employed Borrower has 17.33 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752

301144198	de4cff87-e650-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of income, the actual DTI is 43.33%. The Lender used Unreimbursed Expense of $XXX.XX. The correct calculation resulted in Unreimbursed Expense of $XXX.XX (XXXX Unreimbursed Expense $X.XX + XXXX Unreimbursed Expense $XX,XXX / XX = $XXX.XX)
															04/01/2019: Please see the attached. We added back in business miles.	04/02/2019: Lender provided calculation for URE. Exception cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported Years Self Employed Borrower has 17.33 years Self Employed Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.

301130503	5ca54a47-e64c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		03/26/2019: A CDA provided reflecting a value of $XXX,XXX0 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has lived in the primary residence for 7 years Years on Job Borrower has 7 years on the job.   No Mortgage Lates Borrower has no Mortgage Lates within the last 182 reporting months. Years in Field Borrower has 20 years in the field.

301132934	de261acf-8951-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301130612	fb321788-564b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 3.3.		03/22/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301130983	7e4db1d5-9850-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Note	Note is missing from the file.	04/01/2019: please see attached Note	04/02/2019: Lender provided missing Note. Exception cleared.
Years in Primary Residence Borrower has resided in subject for 8 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%

301130983	460a397a-91c9-4586-8393-bf5d3e937e59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage is missing from the file.	04/01/2019: please see attached SI	04/02/2019: Lender provided missing Mortgage. Exception cleared.
Years in Primary Residence Borrower has resided in subject for 8 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%

301130983	840f4a1f-9950-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	04/01/2019: please see attached	04/02/2019: Lender provided missing CD. Exception cleared.
Years in Primary Residence Borrower has resided in subject for 8 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%

301130983	ad3577a3-8d50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 2.6.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 8 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%

301133751	2bb41f69-2547-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to review. Lender guidelines allow a maximum cash out of $500,000 , per the final CD the borrower received a cash out amount of $XXX,XXX.XX.	3/20/19 Sent an email to XXXX, etc. requesting this to be cleared.
03/25/2019: Audit acknowledges the client approved guideline exception for cash out amount outside Client Overlay guidelines. Loan will be rated a B.03/21/2019:  Audit reviewed the Lender Rebuttal and will await further direction from Client.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.25% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.251% Full Documentation Full documentation Loan

301138877	96393ac0-dc4f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided		03/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301132983	8fa4aba1-3252-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report was not provided in file. CU Risk Score is a 2.6		04/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301140060	52ebd9d9-4851-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	The Flood Insurance Binder in file does not reflect the monthly premium. Additional conditions may apply.	04/03/2019: please see attached invoice that give the flood premium amount	04/03/2019: Audit reviewed the Flood Insurance invoice, and has determined that documentation submitted is deemed acceptable to verify yearly premium amount. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 27 years in Field   Full Documentation The loan is full documentaton

301140060	cba8d027-fb50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.8.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 27 years in Field   Full Documentation The loan is full documentaton

301137860	1cc760ef-d737-404d-ab26-204eb61e137c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Real Estate Broker is missing. Provided re-disclosed CD and LOE to the borrower.		A Post Close CD added the NMLS of the RE Broker. The loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.24% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  33.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

301137860	420b9391-fa4e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.24% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  33.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

301133349	be9847c6-4552-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Purchase Contract	All addendums to the purchase contract were not provided. The addendum to reflect the $X,XXX seller concessions is missing from the loan file. Additional conditions may apply.	04/01/2019: Please see the attached. This was already sent.	04/02/2019: Lender provided addendum reflecting $X,XXX. Exception cleared.
FICO is higher than guideline minimum Loan qualified with 754 FICO Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX. Years on Job Borrower has 10 years on job

301133425	e9e64242-7d4f-4e05-a823-600a9e65649d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license information for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301133425	cc9cb81e-4652-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.5		04/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301136578	a27ff359-b44d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	3/27/2019: This is a XXXXXXXXXX HB loan. Tax Returns are not required. Our borrower is a W2 wage earner. Please rescind this condition.	03/28/2019: Audit reviewed lender's rebuttal and agrees. This is a high balance loan. Per AUS, page 237, tax returns are not required. Condition rescinded.
Reserves are higher than guideline minimum Loan qualified with 9.30 mos reserves FICO is higher than guideline minimum Loan qualified with 804 FICO Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX.

301133744	ce14078f-9c54-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	4/3/2019: Please see the attached. This project was approved for a limited review. A condo questionnaire is not required	04/04//2019: Lender addressed condo warrantability per Client requirements. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

301125006	5c515a3d-22e1-4d1b-826c-caa13b294c19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															04/01/2019: please see attached	04/02/2019: Lender provided Initial CD. Exception cleared.
301136629	29a6fc60-c84f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. No CU Risk Score available.		03/27/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301136632	f5eb50e4-fbd9-423c-b98c-1b1871672d85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
LTV is lower than guideline maximum Loan qualified with LTV of 47.04% Reserves are higher than guideline minimum Loan qualified with 186.20 mos reserves. Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX.

301150043	251af55f-b954-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file with a CU Risk score of 4.3.		04/04/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300754663	1990d073-f64f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with W-2 forms or personal tax returns, including all schedules for prior two years and year-to-date pay stubs documenting 30 days of income. The loan file contains two years personal tax returns. Copies of the Borrower's year-to-date pay stubs documenting 30 days of income are required to fulfill guidelines and QM requirements.
															05/15/2018: Please refer to the DU Findings. The borrower’s income has been validated by DU using the VOI. Please rescind this condition.	05/15/2018: Audit reviewed Lender's rebuttal, AUS findings and original loan file. Income is verified per WVOE which is acceptable. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300754663	f901757d-f64f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. 24 month payment history not provided on credit report. VOM/VOR required to verify.	05/15/2018: This is a XXXX HB loan, not a Jumbo loan. 24 months of housing payment history is not required. Please rescind this condition.	05/15/2018: Audit concurs with the Lender Rebuttal, and has determined that for the subject program, a rental pay history is not required. Condition rescinded.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300754663	d9a142f4-f54f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the loan file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27.90 months reserves

300792135	064b51b2-33e2-4a52-ad77-8b751f04f210	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300812218	c5194f9a-ed88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															08/30/2018: Borrower has no positive self employment income. No VOB is needed. Borrower used rental income to qualify.	08/30/2018: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
FICO is higher than guideline minimum Fico 735  Full Documentation Full documentation loan  Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  87 months reserves

300812218	fd35bd2f-ee88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing evidence of payoff of account XXXXX/XXXXXX as required by AUS.	08/30/2018: Please clear. Final CD shows this was paid at closing.	08/30/2018: Audit re-analyzed the Final CD, and has determined that said account was paid off on the final CD. Condition rescinded.
FICO is higher than guideline minimum Fico 735  Full Documentation Full documentation loan  Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  87 months reserves

300812218	2316012a-e988-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX personal tax returns not executed.
08/30/2018: Please clear. These were at the bottom of returns in file.
08/30/2018: Audit reviewed executed XXXX 1040 Tax Return page, and has determined that the documentation was signed PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

FICO is higher than guideline minimum Fico 735  Full Documentation Full documentation loan  Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  87 months reserves

300812218	50816af6-ed88-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
 Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  The XXXX & XXXX Form 1041 tax returns are not executed.
08/30/2018: Please clear. There are no business returns, just Sch C that is negative and borrower signed 1040s.
08/30/2018: Audit reviewed executed XXXX/XXXX - 1040 Tax Return pages, and has determined that the documentation was signed PRIOR to consummation. Documentation submitted is deemed acceptable. Negative Income from Schedule C business was included within DTI. Loan meets QM requirements. Condition cleared.

FICO is higher than guideline minimum Fico 735  Full Documentation Full documentation loan  Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  87 months reserves

300812218	192a336f-cceb-4f96-aabc-452866ba29e5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum Fico 735  Full Documentation Full documentation loan  Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  87 months reserves

300864014	674ccf17-1aa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300864014	3c3748a8-8f55-4845-9094-0caf6de5883d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - T-19 in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300864014	78938452-1aa6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300872535	d41d9371-aa93-4953-966f-7be4bcc7bf69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300872535	5cff2bd1-2173-49a4-b598-4bd55b06cc71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold.
12/20/2018: Please see attached par rate sheet. Par Rate is 5.375 per the correspondent rate sheet which would allow us to exlcude 2 BDP. Please clear the condition.12/14/2018:  Please see attached par rate sheet which was originally uploaded. Please clear the condition.

12/20/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.12/17/2018:  Audit reviewed original loan file and consulted with Compliance.  Loan does not pass Points and Fees test. See attached calculation.  1.64% points for a .09% rate reduction is not bona fide.  Condition remains.

300872535	f1a00517-032f-46c2-8946-47a6a78423cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and Credit report in file. The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300887149	43f3411a-415d-4520-8ac6-0d74cb4aba74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates  UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.5 months reserves   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

300911663	ad56a5fc-87c2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees
REO property listed on final application reflects $XXX listed under Maintenance column however no evidence in file to confirm this HOA fee or additional cost. Per the mortgage statement in file the payment of $XXX.XX includes taxes and insurance. Please provide evidence of HOA fee for $XXX.
															10/02/2018: Please rescind, HOA dues are from XXXXX XXXXX report that was sent over.	10/02/2018: Audit reviewed the Lender Rebuttal, and has determined that a Fraud Report located on page 72 within the original loan file reflects HOA monthly amount. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 56.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.58%

300896315	48cb9b45-0465-49ea-b622-b0423042b244	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300896315	780afa2d-f8e2-4c3c-b662-e6ed69d09041	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300896315	1413ed2e-5dc6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300973679	6246954d-d1f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Missing principal and interest documentation for property #2 on final application. Additional conditions may apply.	12/10/2018: Lender loan that has not yet closed. Please see the attached Approval Letter indicating the proposed PITI is $X,XXX.XX, which was used to qualify.	12/10/2018: Audit consulted with Management, and has determined that due to pending closure of REO #2, the "Loan Approval" is sufficient evidence to verify PITI on pending loan. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	df2a92fc-1df7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	12/14/2018: Please find attached the HELOC closure letter	12/14/2018: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	eeb0f09c-1ef7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History
Per AUS item #16, a satisfactory housing payment history for property #2 on the final application is required.  Payment history not provided on credit report.  VOM required to verify.  Additional conditions may apply.
															12/10/2018: Lender loan that has not yet closed. Please see the attached Approval Letter indicating the proposed PITI is $X,XXX.XX, which was used to qualify.	12/10/2018: Audit consulted with Management, and has determined that due to pending closure of REO #2, the "Loan Approval" is sufficient evidence to verify PITI on pending loan. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	dae06cfc-1ef7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided. Additional conditions may apply.	12/10/2018: Lender loan that has not yet closed. Please see the attached Approval Letter indicating the proposed PITI is $X,XXX.XX, which was used to qualify.	12/10/2018: Audit consulted with Management, and has determined that due to pending closure of REO #2, the "Loan Approval" is sufficient evidence to verify PITI on pending loan. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	2527aa7e-1ef7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Per AUS item #9, a payment history for the HELOC being paid off to verify there were no draws > $X,XXX in the past 12 months is required. Draw history not provided. Additional conditions may apply.	12/11/2018: Attached please find the credit report that shows the balance was not ever increased by more than $X,XXX in the last 12 months.	12/11/2018: Audit reviewed evidence of draws on HELOC, and has determined that sufficient documentation was provided to verify no draws over $X,XXX were taken in the past 12 months. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	0371bdcb-3eb0-40b2-9f60-fd856e922395	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	94ea6a61-19f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	Loan originator name and/or NMLS reference number missing on the mortgage.	12/13/2018: Please see attached corrected mortgage with letter of intent to record. Please clear the condition
12/13/2018: Audit reviewed the corrected Mortgage along with the Letter of Intent, and has determined that all NMLS numbers have been included on said document. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	95ea6a61-19f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	Loan originator organization name and/or NMLS reference number missing on the mortgage.	12/13/2018: Please see attached corrected mortgage with letter of intent to record. Please clear the condition
12/13/2018: Audit reviewed the corrected Mortgage along with the Letter of Intent, and has determined that all NMLS numbers have been included on said document. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	697f9cbf-0ef7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	Loan originator name and/or NMLS reference number missing on the note.	12/13/2018: Please see attached corrected fully executed Note. Please clear the condition	12/13/2018: Audit reviewed the corrected Note, and has determined that all NMLS numbers have been included on said document. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	6a7f9cbf-0ef7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	Loan originator organization name and/or NMLS reference number missing on the note.	12/13/2018: Please see attached corrected fully executed Note. Please clear the condition	12/13/2018: Audit reviewed the corrected Note, and has determined that all NMLS numbers have been included on said document. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300973679	31168d7f-1ff7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Appraisal Credit in section K of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.40 months reserves Years on Job Co-borrower has 13 years on job.

300929105	8eacbf60-434f-41ae-9972-ba208f13b44c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929105	8c1380e1-9fed-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929105	a0a0e1ab-b4ce-4d39-880a-fca98e939e20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state license number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	12/13/2018: please see attached corrected CD
12/13/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment (via e-mail) for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

300929105	3a1a418b-efa1-4a00-81a3-4ecaad5ebee5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929105	88ff34bf-e5e9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property taxes in section F of the consummation CD is missing the Payee entity name		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300929105	f4e4b056-dce9-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA. CU risk score 3		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301004657	9c1b5b6a-9ff8-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301004657	3b497e50-59f9-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Appraisal fee listed in section B of the final Closing Disclosure does not list the correct name of the payee. CD reflects Lender; should be the appraisal company.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301006745	7d024630-3af7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	Copies of the Borrower's most recent pay stubs showing year to date income from the two foreign entities reflected on the second page of the final application were not provided.
12/20/2018: Please rescind this condition. The Borrower does not receive paystubs. The Tax returns, profit and loss and income worksheet and CPA letter reflecting the Foreign income is attached and was included in the initial upload;
12/20/2018: Audit concurs with the Lender Rebuttal, and has determined that income documentation required for foreign income was provided within the original loan file. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.90% Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 61.00 months reserves

301006745	2c4efd1a-3af7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															12/07/2018: please see attached	12/07/2018: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.90% Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 61.00 months reserves

301006745	ac436b19-c5f7-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Closing Fee reflected in section A of the final Closing Disclosure reflects a payee that does not correspond to the loan originator on the note and final loan application.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.90% Reserves are higher than guideline minimum : UW Guides require 9 months reserves, loan qualified with 61.00 months reserves

301016881	03c7b377-fa0c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing VOM	Provide 12 months most recent and consecutive cancelled checks to show on time mortgage payment of the private mortgage being paid off.
01/04/2018: Please rescind this as the lien being paid off is not in our borrower's name, but in XXXXXXXXXXX XXXXXXXX XXX per the note under title supporting documents sent with the original file. It is attached for your convenience.

01/04/2018: Audit re-analyzed the loan file, and has determined that the Final CD reflects payoff for the private mortgage, as well as copy of the Note (p199) and payoff statement (p210). Loan was NOT under the borrower's name, daughter's loan. No other documentation is required for subject loan program. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Years on Job Borrower has 16 years on job

301016881	beacbc34-fa0c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender appraisal credit disclosed in Section H of the Closing Disclosure should also be reflected in Section B of the Borrower’s final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Years on Job Borrower has 16 years on job

301016881	e9265d22-fa0c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 4.		01/02/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751 Years on Job Borrower has 16 years on job

301016820	951ffa99-e04f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report
AUS referenced an updated Credit Report dated XX/XX/XXXX with acceptable FICO scores to meet the Lender guidelines. The updated credit report was not provided. Additional findings may result upon receipt of the updated credit report.
															3/30/19 Attached please find the credit report dated XX/XX/XXXX.	04/02/2019: Lender provided missing credit report. Exception cleared.
DTI is lower than guideline maximum Lender guides allow for a maximum DTI of 43%, loan qualified with a DTI of 24.84% Reserves are higher than guideline minimum Lender guides did not require reserves, loan qualified with 30.3 months reserves. Years Self Employed Borrower self employed 14 years

301016820	a045c0e8-f74f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	03/29/2019: Please see attachment	04/02/2019: Lender provided missing 2nd mortgage Note. Exception cleared.
DTI is lower than guideline maximum Lender guides allow for a maximum DTI of 43%, loan qualified with a DTI of 24.84% Reserves are higher than guideline minimum Lender guides did not require reserves, loan qualified with 30.3 months reserves. Years Self Employed Borrower self employed 14 years

301016820	25c1a203-f64f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Interim CD e-signed and dated XX/XX/XXX and XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure – Missing document not provided.	03/29/2019: Please see attachments	04/02/2019: Lender provided missing CD's. Exception cleared.
DTI is lower than guideline maximum Lender guides allow for a maximum DTI of 43%, loan qualified with a DTI of 24.84% Reserves are higher than guideline minimum Lender guides did not require reserves, loan qualified with 30.3 months reserves. Years Self Employed Borrower self employed 14 years

301017471	6b57ade0-a0b8-4444-a30c-fb17dba46eb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301017471	b3f64331-2c96-4b84-b3e0-223627d921c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
301017471	6f293745-9b6d-4820-b2a8-2bf8e1218aea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301025393	ccb69e0e-bbd5-4591-96cd-358659637caf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
301025393	1837157c-d661-439c-a086-8c23fd907ebe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301025393	87f69f2a-e3cd-4638-93e4-c653682a3023	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD reflects the flood fee added by lender. The loan will be rated a B for all agencies.
301025393	05037200-958a-47d8-b4a0-d42c424e5fc7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/08/2019: please see that attached lox from the title company that verifies the taxes are correct. Please clear condition.
02/08/2019: Audit reviewed the Title Company tax calculations for New Construction, and has determined that sufficient evidence was provided to verify monthly tax escrows on the Final Closing Disclosure. Condition cleared.

301025393	193f9666-5a96-4f1c-96b2-0be27f8b307b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 -30 $X,XXX.XX for P&I , $XXX.XX for Estimated Escrow & $X,XXX.XX as Estimated Total , the calculated payment amount is Years 1 -30  $X,XXX.XX  for P&I , $X,XXX.XX for Estimated Escrow & $X,XXX.XX as Estimated Total. The lender used an incorrect Property tax figure in the Estimated Escrow amount.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/08/2019: please see that attached lox from the title company that verifies the taxes are correct. Please clear condition.
02/08/2019: Audit reviewed the Title Company tax calculations for New Construction, and has determined that sufficient evidence was provided to verify monthly tax escrows on the Final Closing Disclosure. Condition cleared.

301025393	0cf3de0e-cc98-4d55-993e-8081237bce39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $X,XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/08/2019: please see that attached lox from the title company that verifies the taxes are correct. Please clear condition.
02/08/2019: Audit reviewed the Title Company tax calculations for New Construction, and has determined that sufficient evidence was provided to verify monthly tax escrows on the Final Closing Disclosure. Condition cleared.

301068910	b00b4182-1c44-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.  Verbal VOE provided in the loan file dated XX/XX/XXXX is dated more than 30 days prior to note date and verbal VOE dated XX/XX/XXXX is dated after the note date.
															03/27/2019: Paystub verifying employment through XX/XX/XXXX provided.	03/27/2019: Paystub provided. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.3 months reserves   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.61% Years on Job Borrower has 15.5 years on job per VVOE.

301068910	d23ca0da-1c44-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.	03/21/2019: Please see attached AUS Please clear the condition	03/21/2019: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.3 months reserves   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.61% Years on Job Borrower has 15.5 years on job per VVOE.

301068910	e5744e4e-1eea-4d13-806b-3357e5bf38d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.3 months reserves   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.61% Years on Job Borrower has 15.5 years on job per VVOE.

301068910	26a9d694-9dbf-4e0a-835f-ad88916b51e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.3 months reserves   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.61% Years on Job Borrower has 15.5 years on job per VVOE.

301035221	062bb2c6-2905-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301035221	4dfa39dc-1805-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		12/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301029167	0a14a101-fd2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Client Overlay Exception; File is missing evidence XX/XXXX mortgage payment on departure residence was paid 0x30.
02/12/2019: Please see the attached credit supplement showing the XXXXXXXX payment was made for XXXXXXXXXX/XX XXXXXX. This was uploaded with the initial loan delivery docs. Please rescind this condition.

02/12/2019: Audit re-analyzed the loan file, and has determined that a Supplement Report was located on page 320 which confirmed the last payment made was dated XX/XX/XXXX for mortgage on departure residence.  No late payment were documented. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.00% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%

301029167	96bef14a-432a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.0		02/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  780 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.00% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%

301066093	839e7673-f814-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070474	0dfb96bc-eac5-44e8-8cfa-9d44a65677f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of XX.XX for a special assessment.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301070474	809d8107-5640-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.1.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120006	80ed554e-884a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Client Overlay Exception, Client to Review - Missing the certificate of occupancy for construction to perm rate/term refi.	03/29/2019: Attached please find the certificate of occupancy.3/24/19 Sent an email to Client
03/29/2019: Audit reviewed Certificate of Occupancy, and has determined that documentation submitted is deemed acceptable. Condition cleared.03/25/2019:  Audit reviewed the Lender Rebuttal and will await further direction from Client.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.35% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 732 Years Self Employed Borrower has 27.25 years Self Employed

301120006	ca1f0105-d64f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															3/29/19 Attached please find the VOB	04/01/2019: Received verification of business dated within 30 days of the note date. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.35% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 732 Years Self Employed Borrower has 27.25 years Self Employed

301066100	d80730a1-3214-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	01/15/2019: Please clear this condition; The condo is warrantable01/11/2019: Please see attachment
01/15/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.01/11/2019: Audit reviewed copy of the Appraisal, and has determined that documentation submitted is deemed acceptable. HOWEVER, the Client requires verification that the condo is warrantable according to XXXX.  Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An Appraisal is not valid evidence that the condo is warrantable. AUS requires a Limited Review. Condition remains.

Reserves are higher than guideline minimum UW guidelines requires 28 months reserves, loan qualifies with 30 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 780 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualfies with 0x30 lates within the most recent 99 months reporting on the credit report.

301066100	875e4bb6-3214-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's bonus income must be documented by a fully completed standard Verification of Employment (1005) and it must include all year-to-date earnings and all earnings for prior two years.  The Verification of Employment (1005) provided in the loan file does not break down bonus income for XXXX & XXXX.
01/15/2019: Please rescind this condition; No bonus income is being used to qualify on this loan.
01/15/2019: Audit reviewed the Lender Rebuttal, and has determined that with the removal of bonus income, DTI meets guidelines. Condition cleared.01/10/2018: Invalid finding. Per XXXX selling guide, bonus income that has been received for less than 2 years may be considered as acceptable income, as long as the borrower's employment profile demonstrates that there are positive factors to reasonably offset the shorter income history. The employer is unable to provide a breakdown of bonus income for XXXX and XXXX due to a new payroll system; therefore it is acceptable to average XXXX bonus income. Additionally, the WVOE states the bonus income is expected to continue.

Reserves are higher than guideline minimum UW guidelines requires 28 months reserves, loan qualifies with 30 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 780 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualfies with 0x30 lates within the most recent 99 months reporting on the credit report.

301066100	c8cc59d6-4e14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to the DU if the data changes from the time the AUS was last run  The most recent AUS in file reflects a DTI of 8.79% vs. the actual DTI of 18.09%.  The lender omitted the borrower's primary housing payment and used estimated figures for the hazard insurance.
01/17/2019: Please clear this condition the 1008 & 1003 is attached.01/15/2019: Please clear this condiiton; The AUS is attached;
01/17/2019: Audit reviewed corrected 1008 and Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 01/15/2019: Audit reviewed the AUS, and has determined that with the income adjustment, AUS DTI is 41.97% versus 41% actual and is deemed acceptable. HOWEVER, missing revised 1008 and 1003 with income adjustments to match AUS. Condition remains.

Reserves are higher than guideline minimum UW guidelines requires 28 months reserves, loan qualifies with 30 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 780 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualfies with 0x30 lates within the most recent 99 months reporting on the credit report.

301066100	5584c36c-d6cc-412c-9dbe-5be8c2b5fe6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guidelines requires 28 months reserves, loan qualifies with 30 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 780 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualfies with 0x30 lates within the most recent 99 months reporting on the credit report.

301066100	6dcf25dd-7113-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.
01/17/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 366 with a Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded

Reserves are higher than guideline minimum UW guidelines requires 28 months reserves, loan qualifies with 30 months reserves,  FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 780 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualfies with 0x30 lates within the most recent 99 months reporting on the credit report.

301102878	6091fe85-1091-4cba-982e-dda35c778ae2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Initial CD e-signed and dated XX/XX/XXXX and Interim CDs e-signed and dated XX/XX/XXXX and XX/XX/XXXX per Disclosure History are missing from the loan file.  No Cure – Missing document not provided.
03/25/2019: please see attached03/21/2019: please see attached
03/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.03/21/2019: Audit reviewed initial CD's, and has determined that e-signed CD's dated XX/XX/XXXX and XX/XX/XXXX were submitted and are deemed acceptable. HOWEVER, missing Initial CD e-signed and dated XX/XX/XXXX. Condition remains.  03/21/2019: Audit reviewed initial CD's, and has determined that e-signed CD's dated XX/XX/XXXX and XX/XX/XXXX were submitted and are deemed acceptable. HOWEVER, missing Initial CD e-signed and dated 02/08/2019. Condition remains.

301070214	3ca3c334-523f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
03/12/2019: Please see the attached review approval from our Condo Team.3/7/2019:  As part of XXXXXX XXXXX’X underwriting process, which is acceptable to XXXXXXXXXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: • Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). • Receipt of HOA master insurance dec page and • Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required.

03/12/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.03/08/2019:  Audit reviewed the Lender rebuttal and has determined that the Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An Appraisal is not valid evidence that the condo is warrantable. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 47 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% Years on Job Borrower has 9 years on job

301070214	02f0fca7-1ae5-4520-8263-353fb9845101	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
03/15/2019: please see attached emails that explain the inital CD along with copy of CD.
03/15/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence (via e-mail confirmation) was located on page 294-295 of the original loan file. Borrower confirmed it was viewed and understood, dated within 3 days of consummation. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 47 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% Years on Job Borrower has 9 years on job

301070214	7d661c1c-2c40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The MERS Registration Fee in section B of the final Closing Disclosure is missing the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 47 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% Years on Job Borrower has 9 years on job

301070214	3a98b0b6-2752-4d31-90bb-bdda29536882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The State license ID of the Borrowers Real Estate Broker and the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 47 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% Years on Job Borrower has 9 years on job

301070470	e04ec028-bc2b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception	The XX anti-predatory lending disclosure is missing from the loan file.	02/13/2019: XXXXXXXX County is not a pred cert area. Please rescind condition.	02/13/2019: Audit concurs with the Lender Rebuttal, and has determined that said Disclosure is NOT required for subject property county. Condition rescinded.
301070470	dce280b3-a7b5-4249-a237-68b0732fb3a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
301070470	45464eb8-d889-40fb-a5f3-9cb7029921d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Cert and Tax Service Fee in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301070470	03fbc4ff-0f94-4056-b4f9-45c2a1416eea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and LOE to the borrower.		A Post Close CD added the license ID for the Settlement Agent and LOE. The loan will be rated a B for all agencies.
301070470	e99cc5f6-f12a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.7.		02/11/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301070802	c44fccbd-4dbc-47d0-b350-509c9d7abf95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301123064	a49bcc3e-be41-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The Guidelines reflect a maximum allowable DTI of 43%.  Due to the improper calculation of rental income, the actual DTI is 44.22%. Lender did not include PITIA of $X,XXX on REO #2 reflected on the final loan application.
															03/18/2019: Please rescind this condition as the $X,XXX liabilities used is the $X,XXX and auto loan of $X,XXX.	03/18/2019: Audit re-analyzed REO properties, as well as liabilities, and has determined that DTI is 42.90% which meets guidelines. Condition rescinded.
Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301123064	eed19840-bf41-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Missing copy of mortgage statement for REO #2 reflected on final loan application.  If taxes and insurance are escrowed, they must be itemized and cannot reflect "escrows for taxes and/or insurance". If escrows are not being collected, must provide property tax bill and hazard insurance policy.  Additional conditions may apply.

04/02/2019: Please see the attached.03/27/2019: Please provide the guideline that states it's a requirement to obtain a mortgage statement. The credit report is tied to the 1003 which supports which liability is tied to which property.03/18/2019: We are using taxes and insurance from Schedule E for REO

04/02/2019: Audit reviewed Mortgage Statement for REO #2, and has determined that sufficient verification of P&I payment was confirmed. Taxes and Insurance pulled from Schedule E and evidence of HOA within the loan file. ($X,XXX P&I + $XXX.XX taxes + $XX.XX Insurance + $XXX HOA = $X,XXX total) Condition cleared.   03/27/2019: Audit reviewed the Lender Rebuttal, and has determined that QM requires verification of all housing payments. Per QM, the creditor must include the following when computing the DTI for recurring obligations: monthly housing expense and additional recurring charges extending ten months or more. Condition remains. 03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that a copy of the Mortgage Statement is required to validate that the mortgage on the Credit Report is associated with REO #2. Condition remains.

Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301123064	b1828ce1-be41-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for REO #3 on the final application not provided. Additional conditions may apply.	03/18/2019: We are using the amounts shown on Schedule E for the taxes and insurance for XXXX XX XXXXX XX Please rescind this condition.	03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that schedule E is acceptable per AUS as a source document for REO property. Condition rescinded.
Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301123064	794ee395-be41-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	AUS (DU) require 2 years' W-2. XXXX and XXXX W-2's not provided. Two (2) years W-2's required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	03/18/2019: Attached please find the XXXX and XXXX W2's.	03/18/2019: Audit reviewed XXXX/XXXX W2 documents, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301123064	20dd8c5e-353e-431a-a11d-1df664f546d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
04/02/2019: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.03/08/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301123064	ce6bd60b-a741-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.9.		03/18/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Field The borrower has 30 years in the field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 62 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.64%

301073881	ad9bcd56-c72b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.	02/14/2019: Please see attached AUS.	02/14/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.2 months reserves Full Documentation Full Doc FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788

301073881	e1a5fd0a-072e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Documentation	The Home Warranty Fee in section H is paid by the borrower and missing the word "Optional". Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.2 months reserves Full Documentation Full Doc FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788

301073881	cbf00319-c72b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. Collateral Underwriter Risk Score 3		02/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a -0.7% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.2 months reserves Full Documentation Full Doc FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788

301076916	9b1d85a4-03c6-4a15-98bd-c8b097a28fe7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.
04/02/2019: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.02/25/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301076916	df969d7c-fd38-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is completed in error for required data under the Loan Disclosures section for Escrow Account. The field titled Non-Escrowed Property Costs over 1 Year should be $X,XXX.XX. Provide re-disclosed CD and letter of explanation.
03/07/2019: The HOA dues are $X,XXX/year or $XXX.XX/month. Please see attached HOA letter. Please clear the condition.
03/07/2019: Audit reviewed HOA current dues letter, and has determined that sufficient evidence was submitted verifying yearly HOA dues in the amount of $X,XXX year/XXX.XX monthly. Final CD data is correct. Condition cleared.

301076916	47a47772-db76-4dca-aad4-dfd526b1c1c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XXa month.  The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															03/07/2019: The HOA dues are $X,XXX/year or $XXX.XX/month. Please see attached HOA letter. Please clear the condition.	03/07/2019: Audit reviewed HOA current dues letter, and has determined that sufficient evidence was submitted verifying yearly HOA dues in the amount of $X,XXX year/XXX.XX monthly. Condition cleared.
301079837	70628955-9b50-422e-ad87-e9341e9593ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301079837	e7a528d3-503a-4603-8d92-ebe4d6516ec5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
301079837	68c3886d-a337-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		03/04//2019: CDA provided reflecting a value of $XXX,XXX which is a -1.8% variance. Variance within acceptable tolerance. Condition cleared.
301079513	3352b02f-e439-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/06/2019: Please see the attached.	03/06/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 28.58%, loan qualified with DTI of 26.15% Disposable Income is higher than guideline minimum Loan qualified with $16,038.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 1.58 months reserves, loan qualified with 2.4 months reserves

301079513	f2e6923b-ddbe-45d4-bb2a-7719218cfe46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 28.58%, loan qualified with DTI of 26.15% Disposable Income is higher than guideline minimum Loan qualified with $16,038.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 1.58 months reserves, loan qualified with 2.4 months reserves

301079513	cc2a8a2c-e539-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure : ( Total Closing Costs / Closing Costs Paid Before Closing / Closing Costs Financed, etc) as  XXXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX.  No Cure.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 28.58%, loan qualified with DTI of 26.15% Disposable Income is higher than guideline minimum Loan qualified with $16,038.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 1.58 months reserves, loan qualified with 2.4 months reserves

301079513	6efbcd72-ed39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The Final CD is missing required data under the Other Disclosures section for the field(s) titled Escrow Account. Loan closed with escrows for Flood Insurance 1026.19(f)(2)(iv) - Clerical Errors: Reg Z non-Numeric Clerical error Cure within 60 days of consummation.  Provide re-disclosed CD and letter of explanation.
03/06/2019: Please see attached revised CD and Lox. Please clear the condition
03/06/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail notification, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

DTI is lower than guideline maximum UW Guides maximum DTI of 28.58%, loan qualified with DTI of 26.15% Disposable Income is higher than guideline minimum Loan qualified with $16,038.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 1.58 months reserves, loan qualified with 2.4 months reserves

301080128	f74251b8-66cb-48dd-b68c-cac27967e7e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX.XX to borrower.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX to borrower.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301082603	a9276bf3-673f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)
Failure to obtain Appraisal Completion Certificate (442). Appraiser indicated subject to complete master bathroom, second bathroom floor and cover all electrical switch and outlets. Completion certification (442) in file did not comment or have photos of the second bathroom floor completion.
															3/7/2019: The 1004D was sent with the initial loan delivery docs. Please rescind this condition.	03/08/2019: Audit consulted with compliance and has determined the completion certificate reflects all items from the original report were completed. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62% Years Self Employed Borrower has 18.33 years Self Employed

301082603	9d3270c8-4740-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.71% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62% Years Self Employed Borrower has 18.33 years Self Employed

301133742	0279c54b-abc9-46ed-9987-a6b5480d805e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301083930	827b3648-d144-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	AUS (DU) require prior years' W-2 or a standard Verification of Employment(1005). XXXX W-2's for each borrower are missing. Additional conditions may apply.	03/18/2019: Attached please find the W-2's for both borrowers.	03/18/2019: Audit reviewed W2 documentation, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98% Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  3.40 months reserves

301083927	fd4093ff-0b17-4f77-af7d-26fb903a8144	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
301083927	61572d38-1b36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The 2nd Installment of taxes due in section F of the final Closing Disclosure is missing the name of government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301104145	152e5d68-2141-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301104145	798bf2a5-f640-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 2.6		03/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301104184	fdd26925-41d1-4def-984b-8c9447d3dfc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure does not reflect the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301104184	f4794152-4440-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301084678	0a843b97-fa34-42e9-a1c3-db97bf072832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301084689	bb958ffc-c957-4a78-b563-e898416517e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301084689	5ecbf3cd-42b0-42b2-be67-723e32fa016f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301084689	12da4fce-b42b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		02/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301119972	de3f9dce-103a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/07/19: Lender provided an executed Home Equity Line of Credit closure letter reflecting frozen and closed at the time of closing. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 Years in Primary Residence Borrower has resided in subject for 24 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

301122184	13aaf164-1ad6-4888-bc56-e738ed676d66	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301122184	2cec3b91-d3da-4b50-9887-ac3d970d2879	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301122184	e7c72ef6-7937-4e69-8a70-1a8768341213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301102871	41235a9b-dfae-401d-b2cc-f8f74f3a3fb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301103728	c12e98dd-b645-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  XXXX business returns not provided for borrowers business #1 on final loan application. Signed XXXX business returns are required in order for loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
03/18/2019: Please rescind this condition. The attached document was in the original upload.
03/18/2019: Audit reviewed signed, dated XXXX 1120S Returns, and has determined that documentation submitted is deemed acceptable. Full returns located on page 175 with signed/dated page on 194 of original loan file. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 54.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.59%

301103728	4a04ce95-b745-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1
Missing XXXX K-1 for Business C on XXXX Schedule E Part II.  If 25% or greater ownership, additional conditions will apply. Borrower owns 100%. XXXX K-1 required in order for loan to be classified as a Qualified Mortgage.
03/19/2019: Please see attached 2016.03/18/2019: Please rescind this condition. The attached document was in the original upload.
03/19/2019: Audit reviewed all XXXX Tax documents for Business C on XXXX Schedule E part II, and has determined that documentation submitted is deemed acceptable. XXXX K1 marked "final K1". Condition cleared. 03/18/2019: Audit re-analyzed the loan file, and has determined that a complete copy of the XXXX 1120S for XXXXXXXXX XXXXXXXXXXXX XXX, along with the XXXX K1 were NOT provided. Only the signature page was located on page 194. The XXXX 1120S were provided for XXXXXXXXX XXXXXXXXXX XXX which is a DIFFERENT company. Provide all business documents (XXXX 1120S and K1) for XXXXXXXXX XXXXXXXXXX XXX. Condition remains.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 54.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.59%

301103728	c3090046-0ca5-427c-9504-0de3fc6d83bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 54.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.59%

301123041	645c6051-613c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
Provide satisfactory documentation that the two properties indicated in the XXXXXXX XXXXXX are either being refinanced or are listed for sale as per conditions of the XXXXXX.  Additional conditions may apply.

03/19/2019: Please rescind this condition. This is a court ordered condition and per XXXXXXXXXX Guidelines When a borrower has outstanding debt that was assigned to another party by court order (such as under a XXXXXXX XXXXXX or separation agreement) and the creditor does not release the borrower from liability, the borrower has a contingent liability. The lender is not required to count this contingent liability as part of the borrower’s recurring monthly debt obligations.

03/19/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX considers debt that was assigned to another party by court order (such as under a XXXXXXX XXXXXX or separation agreement) and the creditor does not release the borrower from liability, the borrower has a contingent liability. The lender is not required to count this contingent liability as part of the borrower’s recurring monthly debt obligations. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 9.9 months reserves Years in Field Borrower has 15 years in Field

301123041	50c91c41-8d3e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
The AUS require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing 2 months' bank statements for the Borrower's investment account.  Additional conditions may apply.

3/14/19 Please rescind this as the statement that was in the original upload has this document that has information from X-X-XX to XX-XX-XX. 3/14/19: Please rescind this as the statement that was in the original upload has this document that has information from XX/XX/XXXX to XX/XX/XXXX..

03/25/2019:  Statement containing full year transaction information acceptable. Condition rescinded.03/18/2019:  Audit reviewed Lender’s rebuttal and account statement.  Page 1 states “For the period XXXXXXXX X – XX, XXXX.  Consolidated summary, page 4 of 22, reflects last period XX/XX/XXXX and this period as of XX/XX/XXXX.  It also shows this year cash flow XX/XX/XXXX-XX/XX/XXXX.  Page 14 of 22 reflects activity only for XXXXXXX.    It is not an annual statement.  November statement was not provided.   Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 9.9 months reserves Years in Field Borrower has 15 years in Field

301123041	9bd71440-613c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing 1008 or underwriter approval.	03/13/2019: please see attached	03/13/2019: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 9.9 months reserves Years in Field Borrower has 15 years in Field

301104144	828b79a6-eb93-4928-ae22-dedc1c58c3dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	No new Funds- H8 form is acceptable		No new Funds- H8 form is acceptable
301104144	25a97c2e-f0ab-4874-9416-e9021dc54163	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date
The Notice of Right to Cancel reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX. The loan disbursed (per Final CD) on XX/XX/XXXX not giving the Borrowers a full 3 day rescission period. A re-opened Right to Cancel, Post Close CD, Final Settlement Statement, Letter of Explanation and confirmation of delivery to the borrower are required.
03/25/2019: please see attached03/15/2019: please see attached settlement statement that shows the disbursement date.
03/25/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.03/18/2019: Lender provided settlement statement reflecting disbursement date after the rescission expiration date; however, the consummation CD does not match the settlement statement, provide the funding CD.  Exception remains.

301104144	b2026583-4040-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301143379	398b817b-3232-4106-acdc-e0e8f78239df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301143379	b773975f-dc1d-4bf4-98fd-e32563cdb997	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Cert in section B of the Post Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301143379	c794973b-9203-47bd-89c3-08f92fa41574	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates Final Total Closing Costs of $X,XXX.XX and Cash to Borrower at Close of $XXX.XX. The final LE indicates Estimated Closing Costs of $X,XXX.XX and Estimated Cash to Close as $X.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301143379	db5bd711-51b9-4104-9635-8c94ce776234	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.  The Lender used the incorrect amount of $X,XXX.XX for hazard VS the actual amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301143379	4f6710f2-a9fd-4679-a96a-d4f63e947981	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD, page 1, Appraised Property Value has the incorrect amount. This was corrected on the post close CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301120932	a264a331-4587-4bef-ad78-d9d332f4b3e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Years Self Employed Borrower has 5.5 years as S/E per State Business License Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 125 months reserves   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 66 total months payment history with no late payments reported.

301133968	6b92bbea-d551-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing County Addendum to Deed of Trust Rider.		4/1/2019: Received county addendum. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years on Job Borrower has 18 years in Field   Full Documentation The loan is Full Documentaiion

301133968	4e0b6201-1c50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		03/27/2019: A CDA report reflecting a value $X,XXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years on Job Borrower has 18 years in Field   Full Documentation The loan is Full Documentaiion

301120879	f3fee386-7451-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301120879	687e6994-b150-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 4.6.		03/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301120931	96717bda-2922-4941-a435-db7709783a03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 7.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years in Field Borrower has 16 years in Field

301120931	38a94c4f-b501-4079-a319-9153931ebef5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 7.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 Years in Field Borrower has 16 years in Field

301120928	3b067e8d-78b0-46a4-8e80-f1a6fe753a71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301123667	ba4044a6-3c4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification dated within 30 days of note date as required per Appendix Q (for loan to be deemed a Qualified Mortgage) was not provided for borrower's business B and C on most recent tax return.
															3/26/19 Please rescind this condition as a VOB is not required when not using the income and we are not.	03/27/2019: Audit reviewed and confirmed no income used to qualify from business B and C listed on most recent tax returns. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81% Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 40.3 months reserves

301123667	30a9faa7-885f-4975-a372-3c1aba93caa3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81% Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 40.3 months reserves

301123667	a76402bc-3d4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		03/22/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81% Reserves are higher than guideline minimum UW Guides requires 0 months reserves, loan qualified with 40.3 months reserves

301130559	f84d8dd3-7268-4506-9faa-dee828ff847c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301130559	aa14c658-fa99-435b-bac8-a46703501b44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301123063	bed8bbf3-9146-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301123086	219e13a5-5015-481c-b2aa-4d695eea9115	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301123086	e17cc8b6-26db-4958-adee-f5ca5978541e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.
03/27/2019: The flood and hazard insurance can be lumped together on the CD (page 1) because they have the same disbursement date and the coverage is being provided with the same company. Please rescind the condition03/20/2019: See attached evidence of insurance with Invoice. The total premium impounded for is $XXX.XX this is the sum of $X,XXX Hazard and $XXX Flood. Please rescind the condition

03/27/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard and Flood insurance amounts lumped together for escrows on the CD is deemed acceptable due to being the same carrier. However, due to separate policy numbers for each, the Insurance and Flood should have been itemized in Section G, error is non-material. Loan will be rated a B.  03/21/2019: Lender provided the flood insurance declarations that was also in the loan file; however, the CD does not reflect a separate premium for flood insurance and the Estimated Taxes, Insurance & Assessments on page 1 of CD reflects as $XXX.XX which appears to include the premium of $XXX.XX for insurance, $XX.XX for flood insurance and $XXX.XX taxes. Provide LOX, proof of delivery, and corrected CD reflecting flood insurance escrows and corrected Estimated Taxes, Insurance & Assessments.  Exception remains.

301123086	22c05925-3740-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301136604	894c79c5-94f7-4cd2-bbb3-f415af407b42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum DU Underwriting Guides require 0 months reserves, loan qualified with 18.90 months reserves. Years in Field Borrower has 15 years in the field.   No Mortgage Lates Borrowers have no Mortgage Lates within the last 144 reporting months. Years on Job Borrower has 5 years on the job.

301136628	038bef76-fa4c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
A third party report provided in the loan file indicates the borrower and the loan officer are related. The lender indicated this was cleared however; no documentation was provided in the loan file.  Additional conditions may apply.

04/02/2019: Please rescind this condition. XXXXXXXXXX states Non-arm's length transactions are purchase transactions in which there is a relationship or business affiliation between the seller and the buyer of the property. XXXXXXXXXX allows non-arm’s length transactions for the purchase of existing properties unless specifically forbidden for the particular scenario, such as delayed financing. For the purchase of newly constructed properties, if the borrower has a relationship or business affiliation (any ownership interest, or employment) with the builder, developer, or seller of the property, XXXXXXXXXX will only purchase mortgage loans secured by a principal residence. Nothing more is required
04/02/2019: Audit concurs with the Lender Rebuttal, and has determined that no further documentation is required. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% Years in Field Borrower has 20 years in Field

301136628	f44f0d2a-b4bb-424d-8dc5-aa3b36fdc20c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% Years in Field Borrower has 20 years in Field

301136628	2797fa4a-f0d1-466f-9445-8fe215392583	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The Lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.
Finding deemed non-material, loan will be graded a B
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with .30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.34% Years in Field Borrower has 20 years in Field

301123417	53fe513b-3f47-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.		03/22/2019: Received executed closure letter. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 66.74% Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 20.8 months reserves

301133741	54bd1384-1a54-42e9-b6ab-2e21b9a88ea9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301133741	65880d7a-137e-4247-95b8-68a83502cdd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301144196	74e11234-a349-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		03/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301132998	dd670da3-d0f8-4a9f-82db-d2da48f2fa18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301132998	40c4f2d6-af51-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The MERs fee in section A of the final Closing Disclosure belongs in section B and should be paid to the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301133739	2c7c6b77-1909-4da3-8405-af421fd6c309	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301133739	0fb64d37-4536-456e-8b0d-d1614065cd37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit		Finding deemed non-material, loan will be graded a B for all agencies.
301133739	87bcf245-3752-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Estimated Survey fee in section H of the final CD is missing the payee entity name.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301148467	b120c841-dbe7-4054-b3e5-8005cd13bd53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Finding deemed non-material, loan will be graded a B for all agencies
301148467	45862e6f-562b-4da2-8678-637d0219353a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301148467	0d3e9aa4-034c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU risk score of 3.3.		03/26/2019: A CDA provided reflecting a value of $XXX,XXX0 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301150079	fb66e0b7-12af-4007-a7f1-332f57945217	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
301150079	78cbb6f1-3052-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU score is 3.0		04/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301137874	e7ba032f-91ad-4ab0-aab3-709072056795	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.  The lender credit decrease to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provided re-disclosed CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301138850	3085eaf6-4e9f-41fd-94ea-5470a78c966a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301138849	41ca0b89-80d2-4de4-bc69-348e5f77f56c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		Finding Deemed Non Material and will be graded a B for all agencies
301138849	577f964e-1862-4c73-b9e1-09f304856508	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final Closing Disclosure reflects charges for Title-Survey Amendment OTP in Section H. This fee should be reflected in section C. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301151029	53fa9349-2719-498e-a7a5-cf5a35558995	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
04/12/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/02/2019: Finding deemed non-material, loan will be graded a B for all agencies

301149451	89d0d38b-f804-4e8c-9977-0bb66db88927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
301149451	adeb8790-c891-4033-846e-e3a3da60ff32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. Missing the Settlement Agent License Number. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301151410	a036ce93-4670-41cd-921e-4f199a7efbce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.  The lender charged an extra $XXX for the HOA fee on the final CD. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301148776	a3f8f8a3-df54-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		Finding deemed non-material, loan will be graded a B for all agencies
301148776	98ccb742-6c9f-48e7-ad35-4300ad97add0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS or State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301084581	73e5dc95-56aa-4c41-9815-55063533d6af	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title-Notary Fee and the LE reflects Title-Mobile Signing Fee. The naming convention is not consistent. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301140725	597a4eec-ad50-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		04/02/2019: Received Flood Certificate. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.84% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  283.40 months reserves

300886427	e707a2fd-44ac-496d-8bf4-02400fd1d41d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as the Originator Compensation has increased from $X to $X,XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
10/07/2018: Compensation changed from Lender Paid to Borrower Paid.09/25/2018: COC
10/09/2018: Lender responded compensation changed from Lender paid to borrower paid and provided a COC.  Audit confirmed the points were removed and borrower kept the same rate, the Originator Compensation to broker of $X,XXX was added and a Lender credit of $X,XXX was added which is greater than the added broker compensation and covers the added fee which is a benefit to the borrower.  Exception rescinded.   09/25/2018: Audit reviewed COC, and has determined that said document does NOT provide evidence of "why" the Discount points were added on the initial CD dated XX/XX/XXXX. Provide valid COC or refund of the initial increase to the borrower with notification of error and evidence of shipment. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.60 months reserves

300886427	84dee105-5741-4f2b-9b11-e7da21b9b1c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/3/2018: Lock09/25/2018: Signed Initial CD
10/04/2018: Nothing uploaded for review.  Condition remains.09/25/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.60 months reserves

300886427	37271fb8-3f45-40a6-b020-95dedbdd650c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.60 months reserves

300886427	a3457d1a-d9bc-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		09/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.60 months reserves

301003650	6fc6e46a-dded-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a max DTI of 45.00%.  Due to the miscalculation of debts, the actual DTI is 47.47%. Lender used $XX.XX for monthly subject taxes. Audit used actual figures of $XXX.XX per month based on documentation in the loan file including the final CD.
11/23/2018: Subject is a XXXX High Balance with DU Approve/Eligible at >45% DTI. DTI is also <50%. Please clear this loan. It is NOT a Jumbo.
11/28/2018: Updated overlays provided, condition cleared.11/27/2018:  Revised AUS finding dated XX/XX/XXXX reflects approve/eligible with 45.85% DTI and subject taxes of $XX.XX.  Please provide updated AUS with taxes of $XXX.XX.  Upon receipt, exception to client overlay of XX% will be requested.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301003650	ab1448df-eee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #A, B, C, D, E & G located on XXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.
11/08/2018: SUBJECT LOAN IS XXXX HIGH BALANCE, NOT JUMBO I. Please review accordingly.
11/08/2018: Audit concurs with the Lender Rebuttal, and has determined that the schedule E-Part I of the Tax Returns were utilized to calculate REO. Loan is NOT subject to Appendix Q requirements. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301003650	23d38ef2-45e1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Only one year was provided in the loan file.
11/09/2018: XXXX 1040 Tax Extension11/08/2018: SUBJECT LOAN IS XXXX HIGH BALANCE, NOT JUMBO I. Please review accordingly.
11/21/2018: Audit reviewed XXXX tax returns, updated 1003, updated 1008 and updated AUS which caused DTI fail therefore DTI Exceeds Guidelines exception has been added. Condition cleared. 11/09/2018: Audit reviewed XXXX 4868 Extension, and has determined that said documentation does not fulfill the AUS 2 years Tax Return requirement. Provide XXXX Tax Return to meet 2 year requirement. Condition remains.11/08/2018: Audit concurs with the Lender Rebuttal, and has determined that subject loan is not subject to Appendix Q. HOWEVER the DU requires personal tax returns covering the most recent two year period, including all tax schedules for self employed income used to qualify. XXXX Tax Returns were provided, missing XXXX 1040 Returns. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301003650	ade35cc2-eee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX & YTD XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															11/08/2018: SUBJECT LOAN IS XXXX HIGH BALANCE, NOT JUMBO I. Please review accordingly.	11/08/2018: Audit concurs with the Lender Rebuttal, and has determined that the subject loan is not subject to Appendix Q requirements. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301003650	66c9c6ce-eee1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing current XXXX & YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															11/08/2018: SUBJECT LOAN IS XXXX HIGH BALANCE, NOT JUMBO I. Please review accordingly.	11/08/2018: Audit concurs with the Lender Rebuttal, and has determined that the subject loan is not subject to Appendix Q requirements. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301003650	63fac905-4ae1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs as $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.60% Years in Field Borrower has 5 years in Field Current Rate is lower than previous rate Refinance reduces rate from 12% to 6%

301015725	8db333de-da4f-4965-8185-ad5774093522	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies.
301015725	054b5ee6-4ce8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the taxes. Provide corrected CD and LOE to the Borrower.		Finding deemed non-material, loan will be graded a B for all agencies.
301015725	e28bce43-544d-4fa6-a917-7f108c4247ce	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		11/20/2018: Received explanation letter, air bill, copy of check and post consummation CD reflecting settlement agent license number. Condition cleared. Loan will be rated a B.
301015725	3b443458-08ad-4077-b627-a8bb17d91b97	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXXX. The lender credit decreased to $X,XXX.XX on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015725	ccee5515-4de8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable 10% tolerance.  A tolerance cure of $XXX.XX is required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of expalantion and proof of delivery to the Borrower.
11/20/2018: Received explanation letter, air bill, copy of check and post consummation CD. $XXX.XX tolerance cure provided. Condition cleared. Loan will be rated a B.
301015725	3098daa3-1c1b-4b3e-9df4-3bb205e10e8d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month.  The lender used the incorrect amount for the taxes & hazard insurance (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301015725	11e77cad-4ae8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/21/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300918220	ef5ac009-4df6-4da8-84d6-af68e9766b7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Deed Tax, City Tax Stamps and County Tax Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300918220	22210bbc-74d8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/29/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301025414	61cf0df3-4cf2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The City and County Tax Stamps in section E were paid to the title company and not the actual government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301025414	1ef45b73-cdb1-4157-8a63-09ff707049a2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301025414	49b5bc2e-dda0-431c-8337-8137c9f3be4e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License number is missing for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	11/30/2018: PCCD and Final SS
11/30/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

301025414	830da44b-a0f1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowners Insurance fee in section F of the final Closing Disclosure does not reflect the name of the payee. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301066605	4f61de86-95fb-4a19-81a4-008adb381e7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX, which did not give the Borrower a full 3 days rescission.  The Final Alt A Settlement Statement reflects the loan was properly disbursed on XX/XX/XXXX, however the final CD reflects the disbursement date as XX/XX/XXXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/26/2019: Post Consummation CD
02/26/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301066605	bfc97c58-3cbf-4486-8426-b16b092d12d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee in section B of the final Closing Disclosure is missing the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066605	9b88b9c2-6c6c-4fb2-b350-969787072c91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Escrow Fee reflected in section C of the final Closing Disclosure does not reflect the name of the service provider.  The Title - Lender's Title Policy is reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for this title service.  This title service should be listed in section B of the CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066605	f12014ad-7631-4490-8cf3-3d6da0dfbe00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066605	e1a298af-c336-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Supplemental Tax Due XX/XX in section H of the final Closing Disclosure does not reflect the name of the government entity assessing the tax and should have been reflected in the section F Prepaids section of the final Closing Disclosure.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301066605	cbed42ba-c036-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		02/26/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.